UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22110

AdvisorShares Trust

(Exact name of registrant as specified in charter)

4800 Montgomery Lane, Suite 150

Bethesda, Maryland 20814

(Address of principal executive offices) (Zip code)

Dan Ahrens

4800 Montgomery Lane, Suite 150

Bethesda, Maryland 20814

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-843-3831

Date of fiscal year end: June 30

Date of reporting period: December 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

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ADVISORSHARES TRUST
4800 Montgomery Lane
Suite 150
Bethesda, Maryland 20814
www.advisorshares.com
1.877.843.3831

Semi-Annual Report

December 31, 2023

i

ADVISORSHARES TRUST

Letter from the CEO of AdvisorShares Investments, LLC

December 31, 2023

2023 was a year of “many happy returns” for both equity and bond markets, especially after a dismal 2022. Despite volatility, rising interest rates, regional bank failures, and the struggle to reduce inflation, equity markets still finished the year up nicely. Most broad market equity indexes were up double digits – the S&P 500 Index posted over a 25% return for 2023.

While having a rough start to the year, bond markets found a bottom in late October and rallied to end the year in positive territory. The Bloomberg Aggregate Index ended the year up over 5%. Higher interest rates in 2023 drove assets into money market funds, putting additional pressure on those banks not aggressively matching the higher yields in checking and savings accounts.

After a positive 2023 and record levels of assets in money market funds, we anticipate investors will add greater equity and fixed income exposure to portfolios in 2024. We also wait to see if the Federal Reserve can glide the economy in for a soft landing and when interest rate cuts may be announced. 2024 is also a U.S. presidential election year, so we expect a lot of headline volatility. Regardless of who is in the White House in 2025, we do know the S&P 500 Index has generated an average gain of 7% during presidential election years.*

At AdvisorShares, we understand that our success is driven by the trust of our investors, and we appreciate your support. We will continue to seek to improve our existing ETF offerings by bringing more innovative strategies and managers to our ETF line-up. As we begin our next fiscal year, our commitment to our shareholders remains paramount. We wish you nothing but health, happiness, and prosperity as we move forward.

Sincerest regards,

Noah Hamman

CEO, AdvisorShares Investments

For more information on AdvisorShares ETFs, including performance and holdings, please visit www.advisorshares.com.

*	LPL Research; 12/05/23; “Presidential Cycle Still Supportive of Stocks” (S&P 500, 1950–2022).

ADVISORSHARES TRUST

Letter from the CEO of AdvisorShares Investments, LLC (Continued)

December 31, 2023

Investing involves risk including possible loss of principal. The Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment. The prices of equity securities rise and fall daily. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in emerging or offshore markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments.

There is no guarantee the Advisor’s investment strategy will be successful. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. In addition, the use of predictive models has inherent risk. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund’s particular allocations may have a significant effect on the Fund’s performance. Allocation risk is the risk that the selection of ETFs and the allocation of assets among such ETFs will cause the Fund to underperform other funds with a similar investment objective that do not allocate their assets in the same manner or the market as a whole. For a list of the asset class specific risks please see the prospectus.

The views in this report were those of the Fund’s CEO as of December 31, 2023 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

ADVISORSHARES TRUST

Shareholder Expense Examples (Unaudited)

As a shareholder of a Fund, you incur transaction costs and ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an initial investment of $1,000 invested at July 1, 2023 and held for the period ended December 31, 2023, unless noted below for Funds not in operations for the full six month period.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses attributable to your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

In addition, if these transactional costs were included, your costs would have been higher.

Fund	Beginning Account Value 7/1/2023	Ending Account Value 12/31/2023	Annualized Expense Ratio for the Period	Expenses Paid
AdvisorShares Dorsey Wright ADR ETF
Actual	$1,000.00	$1,136.60	1.10%	$5.91	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,019.60	1.10%	$5.59
AdvisorShares Dorsey Wright FSM All Cap World ETF(2)
Actual	$1,000.00	$1,091.70	0.98%	$5.16	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.21	0.98%	$4.98
AdvisorShares Dorsey Wright FSM US Core ETF(2)
Actual	$1,000.00	$1,092.00	0.98%	$5.16	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.20	0.98%	$4.98
AdvisorShares Dorsey Wright Short ETF
Actual	$1,000.00	$882.90	1.23%	$5.83	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.95	1.23%	$6.25

ADVISORSHARES TRUST

Shareholder Expense Examples (Unaudited) (continued)

Fund	Beginning Account Value 7/1/2023	Ending Account Value 12/31/2023	Annualized Expense Ratio for the Period	Expenses Paid
AdvisorShares Focused Equity ETF
Actual	$1,000.00	$1,105.50	0.84%	$4.46	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.90	0.84%	$4.29
AdvisorShares Gerber Kawasaki ETF
Actual	$1,000.00	$1,011.60	0.75%	$3.79	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81
AdvisorShares Hotel ETF
Actual	$1,000.00	$1,117.90	0.99%	$5.27	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.16	0.99%	$5.03
AdvisorShares Insider Advantage ETF
Actual	$1,000.00	$1,109.80	0.90%	$4.77	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.61	0.90%	$4.57
AdvisorShares MSOS 2x Daily ETF
Actual	$1,000.00	$1,123.90	0.94%	$5.00	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.43	0.94%	$4.76
AdvisorShares Psychedelics ETF
Actual	$1,000.00	$763.00	0.99%	$4.39	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.16	0.99%	$5.03
AdvisorShares Pure Cannabis ETF
Actual	$1,000.00	$1,188.80	0.41%	$2.23	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.09	0.41%	$2.07
AdvisorShares Pure US Cannabis ETF
Actual	$1,000.00	$1,267.30	0.74%	$4.21	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.42	0.74%	$3.76
AdvisorShares Q Dynamic Growth ETF(2)
Actual	$1,000.00	$1,074.10	1.45%	$7.56	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,017.85	1.45%	$7.35
AdvisorShares Ranger Equity Bear ETF
Actual	$1,000.00	$928.00	1.80%	$8.72	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,016.10	1.80%	$9.11
AdvisorShares Restaurant ETF
Actual	$1,000.00	$1,054.20	0.99%	$5.11	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.16	0.99%	$5.03

ADVISORSHARES TRUST

Shareholder Expense Examples (Unaudited) (continued)

Fund	Beginning Account Value 7/1/2023	Ending Account Value 12/31/2023	Annualized Expense Ratio for the Period	Expenses Paid
AdvisorShares STAR Global Buy-Write ETF(2)
Actual	$1,000.00	$1,051.20	1.22%	$6.27	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,019.02	1.22%	$6.17
AdvisorShares Vice ETF
Actual	$1,000.00	$956.50	0.99%	$4.87	(1)
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,020.16	0.99%	$5.03

(1)	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/366 (to reflect the six-month period).
(2)	The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the funds in which the Fund is invested in. These ratios do not include these indirect fees and expenses.

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments

December 31, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.9%

Aerospace/Defense — 5.3%
BAE Systems PLC (United Kingdom)(a)	12,091	$699,077
Embraer SA (Brazil)(a)(b)	34,510	636,710
Total Aerospace/Defense		1,335,787

Apparel — 1.7%
Hermes International SCA (France)(a)	1,992	423,499

Banks — 17.0%
Banco Bilbao Vizcaya Argentaria SA (Spain)(a)	84,699	771,608
Grupo Financiero Galicia SA (Argentina)(a)(b)	29,896	516,154
ING Groep NV (Netherlands)(a)	38,082	571,992
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	98,258	846,001
Sumitomo Mitsui Financial Group, Inc. (Japan)(a)	51,300	496,584
UBS Group AG (Switzerland)	34,703	1,072,323
Total Banks		4,274,662

Beverages — 5.8%
Coca-Cola Femsa SAB de CV (Mexico)(a)	7,390	699,390
Fomento Economico Mexicano SAB de CV (Mexico)(a)	5,855	763,199
Total Beverages		1,462,589

Biotechnology — 1.9%
Argenx SE (Netherlands)(a)(b)	1,278	486,190

Building Materials — 5.9%
Cemex SAB de CV (Mexico)(a)(b)	95,118	737,164
CRH PLC	10,800	746,928
Total Building Materials		1,484,092

Commercial Services — 6.9%
New Oriental Education & Technology Group, Inc. (China)(a)(b)	12,734	933,147
RELX PLC (United Kingdom)(a)(c)	20,166	799,784
Total Commercial Services		1,732,931

Computers — 2.6%
Logitech International SA (Switzerland)(c)	7,020	667,321

Electric — 4.5%
Companhia Paranaense de Energia (Brazil)(a)	31,265	265,127
Companhia Paranaense de Energia (Brazil)(a)(b)	7,816	61,514
Investments	Shares	Value
COMMON STOCKS (continued)

Electric (continued)
Pampa Energia SA (Argentina)(a)(b)(c)	16,374	$810,841
Total Electric		1,137,482

Electronics — 3.6%
ABB Ltd. (Switzerland)(a)	20,476	907,087

Engineering & Construction — 1.5%
EHang Holdings Ltd. (China)(a)(b)(c)	23,112	388,282

Food Service — 2.2%
Compass Group PLC (United Kingdom)(a)	19,558	543,908

Internet — 7.1%
MercadoLibre, Inc. (Brazil)(b)	440	691,478
Trip.com Group Ltd. (China)(a)(b)	13,411	482,930
Vipshop Holdings Ltd. (China)(a)(b)	34,925	620,268
Total Internet		1,794,676

Iron/Steel — 5.2%
POSCO Holdings, Inc. (South Korea)(a)(c)	9,090	864,550
Ternium SA (Mexico)(a)	10,531	447,251
Total Iron/Steel		1,311,801

Oil & Gas — 6.3%
Eni SpA (Italy)(a)	15,255	518,823
YPF SA (Argentina)(a)(b)	61,566	1,058,319
Total Oil & Gas		1,577,142

Pharmaceuticals — 6.0%
Novo Nordisk A/S (Denmark)(a)	14,698	1,520,508

Retail — 2.1%
Luckin Coffee, Inc. (China)(a)(b)	19,504	532,069

Semiconductors — 7.3%
ASE Technology Holding Co., Ltd. (Taiwan)(a)	70,456	662,991
NXP Semiconductors NV (China)	2,584	593,493
Tokyo Electron Ltd. (Japan)(a)	6,544	581,369
Total Semiconductors		1,837,853

Software — 2.4%
SAP SE (Germany)(a)(c)	3,988	616,505

Telecommunications — 2.1%
Telefonica Brasil SA (Brazil)(a)	48,885	534,802

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Transportation — 2.5%
Tsakos Energy Navigation Ltd. (Greece)	28,006	$622,293

Total Common Stocks (Cost $19,598,477)		25,191,479

MONEY MARKET FUNDS — 9.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class,5.32%(d)(e)	2,314,840	2,314,840
Invesco Government & Agency Portfolio — Private Investment Class, 4.99%(d)	42,252	42,252
Total Money Market Funds (Cost $2,357,092)		2,357,092

Total Investments — 109.3% (Cost $21,955,569)		27,548,571
Liabilities in Excess of Other Assets — (9.3%)		(2,344,675)
Net Assets — 100.0%		$25,203,896

PLC — Public Limited Company

(a)	American Depositary Receipt.
(b)	Non-income producing security.
(c)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $3,047,330; the aggregate market value of the collateral held by the fund is $3,141,233. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $826,393.
(d)	Rate shown reflects the 7-day yield as of December 31, 2023.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$25,191,479	$-	$-	$25,191,479
Money Market Funds	2,357,092	-	-	2,357,092
Total	$27,548,571	$-	$-	$27,548,571

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	5.3%
Apparel	1.7
Banks	17.0
Beverages	5.8
Biotechnology	1.9
Building Materials	5.9
Commercial Services	6.9
Computers	2.6
Electric	4.5
Electronics	3.6
Engineering & Construction	1.5
Food Service	2.2
Internet	7.1
Iron/Steel	5.2
Oil & Gas	6.3
Pharmaceuticals	6.0
Retail	2.1
Semiconductors	7.3
Software	2.4
Telecommunications	2.1
Transportation	2.5
Money Market Funds	9.4
Total Investments	109.3
Liabilities in Excess of Other Assets	(9.3)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT FSM ALL CAP WORLD ETF

Schedule of Investments

December 31, 2023 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 99.7%

Equity Fund — 99.7%
First Trust NASDAQ-100 Equal Weighted Index Fund	305,615	$35,894,482
Invesco QQQ Trust Series 1	86,939	35,603,259
Total Exchange Traded Funds (Cost $62,629,966)		71,497,741

MONEY MARKET FUND — 0.4%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.25%(a) (Cost $283,503)	283,503	283,503

Total Investments — 100.1% (Cost $62,913,469)		71,781,244
Liabilities in Excess of Other Assets — (0.1%)		(100,980)
Net Assets — 100.0%		$71,680,264

(a)	Rate shown reflects the 7-day yield as of December 31, 2023.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT FSM ALL CAP WORLD ETF

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$71,497,741	$-	$-	$71,497,741
Money Market Fund	283,503	-	-	283,503
Total	$71,781,244	$-	$-	$71,781,244

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Equity Fund	99.7%
Money Market Fund	0.4
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT FSM US CORE ETF

Schedule of Investments

December 31, 2023 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 99.7%

Equity Fund — 99.7%
Invesco QQQ Trust Series 1	116,204	$47,587,862
SPDR S&P 500 ETF Trust	98,498	46,817,085
Total Exchange Traded Funds (Cost $81,197,263)		94,404,947

MONEY MARKET FUND — 0.2%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.25%(a) (Cost $230,750)	230,750	230,750

Total Investments — 99.9% (Cost $81,428,013)		94,635,697
Other Assets in Excess of Liabilities — 0.1%		71,885
Net Assets — 100.0%		$94,707,582

ETF — Exchange Traded Fund

(a)	Rate shown reflects the 7-day yield as of December 31, 2023.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT FSM US CORE ETF

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$94,404,947	$-	$-	$94,404,947
Money Market Fund	230,750	-	-	230,750
Total	$94,635,697	$-	$-	$94,635,697

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Equity Fund	99.7%
Money Market Fund	0.2
Total Investments	99.9
Other Assets in Excess of Liabilities	0.1
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments

December 31, 2023 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND — 195.3%
STIT — Government & Agency Portfolio, Institutional Class, 5.29%(a)(b) (Cost $29,354,527)	29,354,527	$29,354,527
Total Investments Before Securities Sold, Not Yet Purchased (Cost $29,354,527)		29,354,527

Securities Sold, Not Yet Purchased — (93.9)%(c)

COMMON STOCKS — (93.9)%

Airlines — (2.9)%
Alaska Air Group, Inc.(d)	(3,605)	(140,847)
JetBlue Airways Corp.(d)	(27,920)	(154,956)
Southwest Airlines Co.	(4,920)	(142,090)
Total Airlines		(437,893)

Apparel — (3.2)%
Hanesbrands, Inc.(d)	(35,867)	(159,967)
Tapestry, Inc.	(4,186)	(154,086)
VF Corp.	(8,826)	(165,929)
Total Apparel		(479,982)

Banks — (2.1)%
Citizens Financial Group, Inc.	(4,735)	(156,918)
First Horizon Corp.	(10,717)	(151,753)
Total Banks		(308,671)

Biotechnology — (3.5)%
Bio-Rad Laboratories, Inc., Class A(d)	(357)	(115,272)
Illumina, Inc.(d)	(992)	(138,126)
Incyte Corp.(d)	(2,151)	(135,061)
Sage Therapeutics, Inc.(d)	(6,390)	(138,471)
Total Biotechnology		(526,930)

Building Materials — (1.8)%
MDU Resources Group, Inc.	(6,482)	(128,344)
Mohawk Industries, Inc.(d)	(1,410)	(145,935)
Total Building Materials		(274,279)

Chemicals — (4.5)%
Albemarle Corp.	(735)	(106,193)
Ashland, Inc.	(1,583)	(133,463)
FMC Corp.	(2,266)	(142,871)
International Flavors & Fragrances, Inc.	(2,151)	(174,166)
Mosaic Co. (The)	(3,523)	(125,877)
Total Chemicals		(682,570)
Investments	Shares	Value
COMMON STOCKS (continued)

Commercial Services — (5.6)%
Euronet Worldwide, Inc.(d)	(1,565)	$(158,832)
Healthcare Services Group, Inc.(d)	(11,242)	(116,579)
MarketAxess Holdings, Inc.	(515)	(150,818)
PayPal Holdings, Inc.(d)	(1,953)	(119,934)
Sabre Corp.(d)	(35,450)	(155,980)
U-Haul Holding Co.(d)	(2,008)	(144,174)
Total Commercial Services		(846,317)

Computers — (0.8)%
Genpact Ltd.	(3,612)	(125,372)

Cosmetics/Personal Care — (1.0)%
Estee Lauder Cos., Inc. (The), Class A	(1,072)	(156,780)

Diversified Financial Services — (2.0)%
LendingTree, Inc.(d)	(9,933)	(301,169)

Electric — (3.6)%
AES Corp. (The)	(6,441)	(123,989)
Dominion Energy, Inc.	(3,099)	(145,653)
Eversource Energy	(2,050)	(126,526)
NextEra Energy, Inc.	(2,344)	(142,375)
Total Electric		(538,543)

Electronics — (1.8)%
Mettler-Toledo International, Inc.(d)	(109)	(132,212)
Sensata Technologies Holding PLC	(3,870)	(145,396)
Total Electronics		(277,608)

Engineering & Construction — (1.2)%
MasTec, Inc.(d)	(2,279)	(172,566)

Entertainment — (0.9)%
Marriott Vacations Worldwide Corp.	(1,674)	(142,106)

Food — (7.1)%
Campbell Soup Co.	(3,094)	(133,754)
Conagra Brands, Inc.	(4,480)	(128,397)
Hain Celestial Group, Inc. (The)(d)	(10,195)	(111,635)
Hormel Foods Corp.	(4,460)	(143,211)
J M Smucker Co. (The)	(1,100)	(139,018)
Kellanova	(2,630)	(147,043)
McCormick & Co., Inc.	(1,922)	(131,503)
Tyson Foods, Inc., Class A	(2,324)	(124,915)
Total Food		(1,059,476)

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Gas — (1.0)%
UGI Corp.	(5,841)	$(143,689)

Healthcare — Products — (9.3)%
Align Technology, Inc.(d)	(596)	(163,304)
Baxter International, Inc.	(2,892)	(111,805)
Bio-Techne Corp.	(1,586)	(122,376)
Edwards Lifesciences Corp.(d)	(1,900)	(144,875)
ICU Medical, Inc.(d)	(1,481)	(147,715)
Insulet Corp.(d)	(735)	(159,480)
Integra LifeSciences Holdings Corp.(d)	(3,203)	(139,491)
Masimo Corp.(d)	(1,165)	(136,550)
ResMed, Inc.	(810)	(139,336)
Revvity, Inc.	(1,156)	(126,362)
Total Healthcare — Products		(1,391,294)

Healthcare — Services — (1.8)%
Catalent, Inc.(d)	(2,656)	(119,334)
Pediatrix Medical Group, Inc.(d)	(16,040)	(149,172)
Total Healthcare — Services		(268,506)

Home Furnishings — (1.8)%
Leggett & Platt, Inc.	(4,650)	(121,690)
Whirlpool Corp.	(1,180)	(143,689)
Total Home Furnishings		(265,379)

Housewares — (1.7)%
Newell Brands, Inc.	(14,101)	(122,396)
Scotts Miracle-Gro Co. (The)	(2,129)	(135,724)
Total Housewares		(258,120)

Insurance — (0.8)%
Lincoln National Corp.	(4,195)	(113,139)

Internet — (0.8)%
Ziff Davis, Inc.(d)	(1,886)	(126,720)

Leisure Time — (1.8)%
Harley-Davidson, Inc.	(3,583)	(131,998)
Polaris, Inc.	(1,520)	(144,050)
Total Leisure Time		(276,048)

Machinery — Diversified — (0.9)%
Cognex Corp.	(3,235)	(135,029)

Media — (3.2)%
Altice USA, Inc., Class A(d)	(43,287)	(140,683)
Cable One, Inc.	(197)	(109,648)
Paramount Global, Class B	(7,948)	(117,551)
Warner Bros Discovery, Inc.(d)	(9,547)	(108,645)
Total Media		(476,527)
Investments	Shares	Value
COMMON STOCKS (continued)

Mining — (2.0)%
Alcoa Corp.	(4,583)	$(155,822)
Newmont Corp.	(3,464)	(143,375)
Total Mining		(299,197)

Office/Business Equipment — (1.0)%
Zebra Technologies Corp., Class A(d)	(571)	(156,071)

Packaging & Containers — (1.7)%
O-I Glass, Inc.(d)	(8,662)	(141,884)
Sealed Air Corp.	(3,079)	(112,445)
Total Packaging & Containers		(254,329)

Pharmaceuticals — (3.0)%
Bristol-Myers Squibb Co.	(2,830)	(145,207)
Herbalife Ltd.(d)	(10,345)	(157,865)
Pfizer, Inc.	(5,043)	(145,188)
Total Pharmaceuticals		(448,260)

REITS — (7.8)%
Alexandria Real Estate Equities, Inc.	(1,152)	(146,039)
Crown Castle, Inc.	(1,103)	(127,055)
Douglas Emmett, Inc.	(8,240)	(119,480)
Healthcare Realty Trust, Inc.	(8,400)	(144,732)
Highwoods Properties, Inc.	(5,290)	(121,458)
Hudson Pacific Properties, Inc.	(27,937)	(260,094)
Medical Properties Trust, Inc.	(22,791)	(111,904)
NET Lease Office Properties	(258)	(4,768)
WP Carey, Inc.	(2,087)	(135,258)
Total REITS		(1,170,788)

Retail — (6.4)%
Advance Auto Parts, Inc.	(1,939)	(118,337)
Cracker Barrel Old Country Store, Inc.	(1,645)	(126,797)
Dollar General Corp.	(850)	(115,557)
Nordstrom, Inc.	(8,139)	(150,164)
Nu Skin Enterprises, Inc., Class A	(7,419)	(144,077)
Target Corp.	(1,054)	(150,111)
Walgreens Boots Alliance, Inc.	(5,928)	(154,780)
Total Retail		(959,823)

Semiconductors — (2.1)%
MKS Instruments, Inc.	(1,514)	(155,745)
Silicon Laboratories, Inc.(d)	(1,200)	(158,724)
Total Semiconductors		(314,469)

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Software — (1.9)%
Fidelity National Information Services, Inc.	(2,354)	$(141,405)
Paycom Software, Inc.	(690)	(142,637)
Total Software		(284,042)

Telecommunications — (1.1)%
Viasat, Inc.(d)	(5,876)	(164,234)

Toys/Games/Hobbies — (1.0)%
Hasbro, Inc.	(2,794)	(142,662)

Water — (0.8)%
Essential Utilities, Inc.	(3,409)	(127,326)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(16,871,438)]		(14,105,914)

Total Investments — 101.4% (Cost $12,483,089)		15,248,613
Liabilities in Excess of Other Assets — (1.4%)		(216,547)
Net Assets — 100.0%		$15,032,066

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

(a)	Rate shown reflects the 7-day yield as of December 31, 2023.
(b)	A portion of this security has been pledged as collateral for securities sold, not yet purchased.
(c)	As of December 31, 2023 cash in the amount of $227,882 has been segregated as collateral from the broker for securities sold short.
(d)	Non-income producing security.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Money Market Fund	$29,354,527	$-	$-	$29,354,527

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks	$(14,105,914)	$-	$-	$(14,105,914)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Airlines	(2.9)%
Apparel	(3.2)
Banks	(2.1)
Biotechnology	(3.5)
Building Materials	(1.8)
Chemicals	(4.5)
Commercial Services	(5.6)
Computers	(0.8)
Cosmetics/Personal Care	(1.0)
Diversified Financial Services	(2.0)
Electric	(3.6)
Electronics	(1.8)
Engineering & Construction	(1.2)
Entertainment	(0.9)
Food	(7.1)
Gas	(1.0)
Healthcare — Products	(9.3)
Healthcare — Services	(1.8)
Home Furnishings	(1.8)
Housewares	(1.7)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Insurance	(0.8)%
Internet	(0.8)
Leisure Time	(1.8)
Machinery — Diversified	(0.9)
Media	(3.2)
Mining	(2.0)
Office/Business Equipment	(1.0)
Packaging & Containers	(1.7)
Pharmaceuticals	(3.0)
REITS	(7.8)
Retail	(6.4)
Semiconductors	(2.1)
Software	(1.9)
Telecommunications	(1.1)
Toys/Games/Hobbies	(1.0)
Water	(0.8)
Money Market Fund	195.3
Total Investments	101.4
Liabilities in Excess of Other Assets	(1.4)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments

December 31, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.5%

Aerospace/Defense — 4.0%
HEICO Corp.	19,129	$3,421,604

Auto Parts & Equipment — 3.9%
Miller Industries, Inc.	80,503	3,404,472

Chemicals — 3.9%
Celanese Corp.	21,822	3,390,484

Commercial Services — 8.0%
Moody’s Corp.	8,836	3,450,988
Rollins, Inc.	78,610	3,432,899
Total Commercial Services		6,883,887

Computers — 3.9%
Science Applications International Corp.	27,421	3,408,979

Diversified Financial Services — 8.0%
Federal Agricultural Mortgage Corp., Class C	17,853	3,413,851
Intercontinental Exchange, Inc.	26,998	3,467,353
Total Diversified Financial Services		6,881,204

Electronics — 4.0%
Amphenol Corp., Class A	34,454	3,415,425

Food — 4.0%
Hershey Co. (The)	18,718	3,489,784

Healthcare — Products — 12.0%
Abbott Laboratories	31,429	3,459,390
Stryker Corp.	11,528	3,452,175
Thermo Fisher Scientific, Inc.	6,471	3,434,742
Total Healthcare — Products		10,346,307

Insurance — 4.0%
Aflac, Inc.	42,048	3,468,960

Leisure Time — 3.9%
Polaris, Inc.	35,824	3,395,040

Machinery — Diversified — 4.0%
Otis Worldwide Corp.	38,272	3,424,196

Media — 4.0%
FactSet Research Systems, Inc.	7,293	3,479,126
Investments	Shares	Value
COMMON STOCKS (continued)

Packaging & Containers — 3.9%
Silgan Holdings, Inc.	74,926	$3,390,401

Pharmaceuticals — 4.0%
Cencora, Inc.	16,841	3,458,804

Real Estate — 4.0%
McGrath RentCorp	28,694	3,432,376

Software — 16.0%
Broadridge Financial Solutions, Inc.	16,930	3,483,347
Fair Isaac Corp.(a)	2,955	3,439,650
Fiserv, Inc.(a)	25,891	3,439,360
Intuit, Inc.	5,485	3,428,290
Total Software		13,790,647

Water — 4.0%
American Water Works Co., Inc.	25,937	3,423,425

Total Common Stocks (Cost $75,752,989)		85,905,121

MONEY MARKET FUND — 0.5%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.25%(b) (Cost $448,155)	448,155	448,155

Total Investments — 100.0% (Cost $76,201,144)		86,353,276
Other Assets in Excess of Liabilities — 0.0%**		10,288
Net Assets — 100.0%		$86,363,564

**	Less than 0.05%.
(a)	Non-income producing security.
(b)	Rate shown reflects the 7-day yield as of December 31, 2023.

See accompanying Notes to Financial Statements.

ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$85,905,121	$-	$-	$85,905,121
Money Market Fund	448,155	-	-	448,155
Total	$86,353,276	$-	$-	$86,353,276

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	4.0%
Auto Parts & Equipment	3.9
Chemicals	3.9
Commercial Services	8.0
Computers	3.9
Diversified Financial Services	8.0
Electronics	4.0
Food	4.0
Healthcare — Products	12.0
Insurance	4.0
Leisure Time	3.9
Machinery — Diversified	4.0
Media	4.0
Packaging & Containers	3.9
Pharmaceuticals	4.0
Real Estate	4.0
Software	16.0
Water	4.0
Money Market Fund	0.5
Total Investments	100.0
Other Assets in Excess of Liabilities	0.0 **
Net Assets	100.0%

**	Less than 0.05%.

See accompanying Notes to Financial Statements.

ADVISORSHARES GERBER KAWASAKI ETF

Schedule of Investments

December 31, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 98.6%

Apparel — 1.1%
LVMH Moet Hennessy Louis Vuitton SE (France)(a)	1,212	$196,889

Auto Manufacturers — 5.2%
Tesla, Inc.(b)	3,881	964,351

Building Materials — 3.1%
Trane Technologies PLC	2,385	581,702

Computers — 5.8%
Apple, Inc.	5,577	1,073,740

Diversified Financial Services — 4.3%
LPL Financial Holdings, Inc.	3,480	792,118

Energy — Alternate Sources — 0.4%
SolarEdge Technologies, Inc.(b)	819	76,658

Entertainment — 1.0%
Cinemark Holdings, Inc.(b)	13,210	186,129

Home Builders — 4.9%
Lennar Corp., Class A	6,078	905,865

Internet — 10.4%
Alphabet, Inc., Class C(b)	7,544	1,063,176
Netflix, Inc.(b)	1,428	695,264
Uber Technologies, Inc.(b)	2,975	183,171
Total Internet		1,941,611

Iron/Steel — 0.6%
Steel Dynamics, Inc.	1,020	120,462

Lodging — 11.7%
Las Vegas Sands Corp.	11,528	567,293
MGM Resorts International(b)	36,111	1,613,439
Total Lodging		2,180,732

Machinery — Diversified — 1.5%
Deere & Co.	715	285,907

Media — 4.6%
Walt Disney Co. (The)	9,542	861,547

Pharmaceuticals — 8.0%
Novo Nordisk A/S (Denmark)(a)	9,416	974,085
Zoetis, Inc.	2,598	512,767
Total Pharmaceuticals		1,486,852

REITS — 4.7%
VICI Properties, Inc.	27,341	871,631
Investments	Shares	Value
COMMON STOCKS (continued)

Retail — 4.0%
Home Depot, Inc. (The)	504	$174,661
Lululemon Athletica, Inc.(b)	1,100	562,419
Total Retail		737,080

Semiconductors — 15.7%
Advanced Micro Devices, Inc.(b)	2,606	384,151
ASML Holding NV (Netherlands)	662	501,081
NVIDIA Corp.	2,978	1,474,765
ON Semiconductor Corp.(b)	6,570	548,792
Total Semiconductors		2,908,789

Software — 9.6%
Microsoft Corp.	3,647	1,371,418
Oracle Corp.	3,874	408,436
Total Software		1,779,854

Venture Capital — 2.0%
Blackstone, Inc.	2,819	369,064

Total Common Stocks (Cost $16,135,544)		18,320,981

EXCHANGE TRADED FUND — 1.3%

Equity Fund — 1.3%
AdvisorShares Pure US Cannabis ETF†(b)(c) (Cost $246,499)	33,028	231,526

MONEY MARKET FUNDS — 1.0%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.25%(d)	52,118	52,118
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.32%(d)(e)	141,375	141,375
Total Money Market Funds (Cost $193,493)		193,493

Total Investments — 100.9% (Cost $16,575,536)		18,746,000
Liabilities in Excess of Other Assets — (0.9%)		(172,172)
Net Assets — 100.0%		$18,573,828

ETF — Exchange Traded Fund

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

†	Affiliated Company.
(a)	American Depositary Receipt.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements.

ADVISORSHARES GERBER KAWASAKI ETF

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

(c)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $136,695; the aggregate market value of the collateral held by the fund is $141,375.
(d)	Rate shown reflects the 7-day yield as of December 31, 2023.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES GERBER KAWASAKI ETF

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$18,320,981	$-	$-	$18,320,981
Exchange Traded Fund	231,526	-	-	231,526
Money Market Funds	193,493	-	-	193,493
Total	$18,746,000	$-	$-	$18,746,000

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Apparel	1.1%
Auto Manufacturers	5.2
Building Materials	3.1
Computers	5.8
Diversified Financial Services	4.3
Energy — Alternate Sources	0.4
Entertainment	1.0
Equity Fund	1.3
Home Builders	4.9
Internet	10.4
Iron/Steel	0.6
Lodging	11.7
Machinery — Diversified	1.5
Media	4.6
Pharmaceuticals	8.0
REITS	4.7
Retail	4.0
Semiconductors	15.7
Software	9.6
Venture Capital	2.0
Money Market Funds	1.0
Total Investments	100.9
Liabilities in Excess of Other Assets	(0.9)
Net Assets	100.0%

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended December 31, 2023 were as follows:

Affiliated Holding Name	Value at 6/30/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 12/31/2023	Value at 12/31/2023	Dividend Income
AdvisorShares Pure US Cannabis ETF	$-	$246,499	$-	$-	$(14,973)	33,028	$231,526	$-

See accompanying Notes to Financial Statements.

ADVISORSHARES HOTEL ETF

Schedule of Investments

December 31, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 98.4%

Commercial Services — 4.2%
Target Hospitality Corp.(a)	16,965	$165,070

Entertainment — 5.8%
Caesars Entertainment, Inc.(a)	3,536	165,768
Monarch Casino & Resort, Inc.	884	61,128
Total Entertainment		226,896

Internet — 22.7%
Airbnb, Inc., Class A(a)	958	130,422
Booking Holdings, Inc.(a)	55	195,097
Expedia Group, Inc.(a)	1,197	181,693
Trip.com Group Ltd. (China)(a)(b)	5,464	196,759
TripAdvisor, Inc.(a)	8,512	183,263
Total Internet		887,234

Leisure Time — 5.1%
Royal Caribbean Cruises Ltd.(a)	1,532	198,379

Lodging — 40.9%
Bluegreen Vacations Holding Corp.	1,033	77,599
Boyd Gaming Corp.	2,853	178,626
Choice Hotels International, Inc.	1,206	136,640
GreenTree Hospitality Group Ltd. (China)(a)(b)	26,431	99,380
H World Group Ltd. (China)(b)	5,300	177,232
Hilton Worldwide Holdings, Inc.	967	176,081
Hyatt Hotels Corp., Class A	451	58,815
InterContinental Hotels Group PLC (United Kingdom)(b)	3,015	274,908
Marriott International, Inc., Class A	798	179,957
MGM Resorts International(a)	3,965	177,156
Wyndham Hotels & Resorts, Inc.	729	58,619
Total Lodging		1,595,013
Investments	Shares	Value
COMMON STOCKS (continued)

REITS — 19.7%
Apple Hospitality REIT, Inc.	8,951	$148,676
Gaming and Leisure Properties, Inc.	2,878	142,029
Host Hotels & Resorts, Inc.	3,078	59,929
Park Hotels & Resorts, Inc.	11,803	180,586
Ryman Hospitality Properties, Inc.	543	59,762
VICI Properties, Inc.	5,578	177,827
Total REITS		768,809

Total Common Stocks (Cost $3,385,925)		3,841,401

MONEY MARKET FUND — 1.8%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.25%(c) (Cost $72,171)	72,171	72,171

Total Investments — 100.2% (Cost $3,458,096)		3,913,572
Liabilities in Excess of Other Assets — (0.2%)		(8,326)
Net Assets — 100.0%		$3,905,246

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of December 31, 2023.

See accompanying Notes to Financial Statements.

ADVISORSHARES HOTEL ETF

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$3,841,401	$-	$-	$3,841,401
Money Market Fund	72,171	-	-	72,171
Total	$3,913,572	$-	$-	$3,913,572

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Commercial Services	4.2%
Entertainment	5.8
Internet	22.7
Leisure Time	5.1
Lodging	40.9
REITS	19.7
Money Market Fund	1.8
Total Investments	100.2
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES INSIDER ADVANTAGE ETF

Schedule of Investments

December 31, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.2%

Aerospace/Defense — 0.9%
Lockheed Martin Corp.	939	$425,592

Agriculture — 1.8%
Altria Group, Inc.	9,382	378,470
Archer-Daniels-Midland Co.	5,733	414,037
Total Agriculture		792,507

Auto Manufacturers — 1.0%
Wabash National Corp.	17,600	450,912

Auto Parts & Equipment — 1.9%
Allison Transmission Holdings, Inc.	7,644	444,498
Gentex Corp.	12,704	414,913
Total Auto Parts & Equipment		859,411

Biotechnology — 2.0%
Gilead Sciences, Inc.	5,733	464,430
Royalty Pharma PLC, Class A	15,717	441,491
Total Biotechnology		905,921

Building Materials — 3.2%
Eagle Materials, Inc.	2,200	446,248
Griffon Corp.	7,762	473,094
UFP Industries, Inc.	4,053	508,854
Total Building Materials		1,428,196

Chemicals — 3.9%
Cabot Corp.	5,864	489,644
Olin Corp.	7,134	384,879
Orion SA (Germany)	15,288	423,936
Sherwin-Williams Co. (The)	1,532	477,831
Total Chemicals		1,776,290

Coal — 1.8%
Alpha Metallurgical Resources, Inc.	1,342	454,831
CONSOL Energy, Inc.	3,700	371,961
Total Coal		826,792

Commercial Services — 4.2%
Cintas Corp.	802	483,334
H&R Block, Inc.	10,359	501,065
Moody’s Corp.	1,186	463,204
Perdoceo Education Corp.	24,920	437,595
Total Commercial Services		1,885,198
Investments	Shares	Value
COMMON STOCKS (continued)

Computers — 4.1%
Amdocs Ltd.	5,140	$451,755
Apple, Inc.	2,314	445,514
NetApp, Inc.	5,472	482,412
Science Applications International Corp.	3,600	447,552
Total Computers		1,827,233

Cosmetics/Personal Care — 1.0%
Colgate-Palmolive Co.	5,476	436,492

Distribution/Wholesale — 1.0%
Ferguson PLC	2,432	469,546

Diversified Financial Services — 3.8%
American Express Co.	2,570	481,464
Mastercard, Inc., Class A	956	407,743
SEI Investments Co.	6,592	418,922
Visa, Inc., Class A	1,625	423,069
Total Diversified Financial Services		1,731,198

Electric — 1.1%
Vistra Corp.	12,619	486,084

Electrical Components & Equipment — 1.1%
Encore Wire Corp.	2,314	494,270

Electronics — 1.9%
Jabil, Inc.	2,966	377,868
Vontier Corp.	13,985	483,182
Total Electronics		861,050

Environmental Control — 1.0%
Republic Services, Inc.	2,669	440,145

Food — 1.0%
Cal-Maine Foods, Inc.	7,900	453,381

Healthcare — Products — 1.0%
Agilent Technologies, Inc.	3,361	467,280

Healthcare — Services — 2.9%
HCA Healthcare, Inc.	1,680	454,742
Humana, Inc.	920	421,185
UnitedHealth Group, Inc.	791	416,438
Total Healthcare — Services		1,292,365

See accompanying Notes to Financial Statements.

ADVISORSHARES INSIDER ADVANTAGE ETF

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Home Builders — 4.3%
D.R. Horton, Inc.	2,966	$450,773
KB Home	8,604	537,406
PulteGroup, Inc.	4,879	503,610
Winnebago Industries, Inc.	6,100	444,568
Total Home Builders		1,936,357

Household Products/Wares — 1.9%
Spectrum Brands Holdings, Inc.(a)	4,886	389,756
WD-40 Co.	1,856	443,714
Total Household Products/Wares		833,470

Insurance — 3.0%
F&G Annuities & Life, Inc.	9,800	450,800
MGIC Investment Corp.	25,878	499,187
Primerica, Inc.	2,004	412,343
Total Insurance		1,362,330

Iron/Steel — 2.0%
Nucor Corp.	2,711	471,822
Steel Dynamics, Inc.	3,450	407,445
Total Iron/Steel		879,267

Lodging — 4.2%
Boyd Gaming Corp.	7,200	450,792
Hilton Worldwide Holdings, Inc.	2,736	498,198
Hyatt Hotels Corp., Class A(a)	3,714	484,343
Marriott International, Inc., Class A	2,044	460,942
Total Lodging		1,894,275

Machinery — Construction & Mining — 2.0%
Caterpillar, Inc.	1,680	496,725
Terex Corp.	7,232	415,551
Total Machinery — Construction & Mining		912,276

Media — 1.8%
Comcast Corp., Class A	9,460	414,821
Fox Corp., Class A	12,606	374,020
Total Media		788,841

Metal Fabricate/Hardware — 1.1%
Mueller Industries, Inc.	10,873	512,662

Miscellaneous Manufacturing — 2.1%
Carlisle Cos., Inc.	1,562	488,016
Illinois Tool Works, Inc.	1,779	465,991
Total Miscellaneous Manufacturing		954,007
Investments	Shares	Value
COMMON STOCKS (continued)

Oil & Gas — 7.2%
California Resources Corp.	7,408	$405,069
ConocoPhillips	3,196	370,960
HF Sinclair Corp.	7,800	433,446
Marathon Petroleum Corp.	2,742	406,803
Occidental Petroleum Corp.	7,018	419,045
PBF Energy, Inc., Class A	8,975	394,541
SM Energy Co.	9,772	378,372
Valero Energy Corp.	3,143	408,590
Total Oil & Gas		3,216,826

Oil & Gas Services — 0.9%
ChampionX Corp.	13,738	401,287

Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	8,699	446,346
Cardinal Health, Inc.	4,594	463,075
Cigna Group (The)	1,483	444,084
Johnson & Johnson	2,444	383,073
Total Pharmaceuticals		1,736,578

Pipelines — 0.9%
Cheniere Energy, Inc.	2,455	419,093

Retail — 6.8%
Dick’s Sporting Goods, Inc.	3,100	455,545
Home Depot, Inc. (The)	1,244	431,108
Lowe’s Cos., Inc.	1,808	402,370
McDonald’s Corp.	1,483	439,724
Murphy USA, Inc.	1,292	460,676
Ross Stores, Inc.	3,262	451,428
Starbucks Corp.	4,152	398,634
Total Retail		3,039,485

Semiconductors — 8.4%
Analog Devices, Inc.	2,274	451,526
Applied Materials, Inc.	2,847	461,413
KLA Corp.	862	501,081
Lam Research Corp.	629	492,671
Microchip Technology, Inc.	5,200	468,936
NVIDIA Corp.	929	460,059
QUALCOMM, Inc.	3,361	486,101
Teradyne, Inc.	4,100	444,932
Total Semiconductors		3,766,719

Software — 1.9%
Electronic Arts, Inc.	3,064	419,186
MSCI, Inc.	782	442,338
Total Software		861,524

See accompanying Notes to Financial Statements.

ADVISORSHARES INSIDER ADVANTAGE ETF

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Telecommunications — 2.0%
InterDigital, Inc.	4,000	$434,160
T-Mobile US, Inc.	2,867	459,666
Total Telecommunications		893,826

Transportation — 4.2%
CSX Corp.	13,325	461,978
Expeditors International of Washington, Inc.	3,576	454,867
International Seaways, Inc.	10,032	456,255
Matson, Inc.	4,694	514,463
Total Transportation		1,887,563

Total Common Stocks (Cost $39,061,021)		44,606,249

MONEY MARKET FUND — 0.4%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.25%(b) (Cost $168,212)	168,212	168,212

Total Investments — 99.6% (Cost $39,229,233)		44,774,461
Other Assets in Excess of Liabilities — 0.4%		178,583
Net Assets — 100.0%		$44,953,044

PLC — Public Limited Company

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $856,501; the aggregate market value of the collateral held by the fund is $878,608. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $878,608.
(b)	Rate shown reflects the 7-day yield as of December 31, 2023.

See accompanying Notes to Financial Statements.

ADVISORSHARES INSIDER ADVANTAGE ETF

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$44,606,249	$-	$-	$44,606,249
Money Market Fund	168,212	-	-	168,212
Total	$44,774,461	$-	$-	$44,774,461

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	0.9%
Agriculture	1.8
Auto Manufacturers	1.0
Auto Parts & Equipment	1.9
Biotechnology	2.0
Building Materials	3.2
Chemicals	3.9
Coal	1.8
Commercial Services	4.2
Computers	4.1
Cosmetics/Personal Care	1.0
Distribution/Wholesale	1.0
Diversified Financial Services	3.8
Electric	1.1
Electrical Components & Equipment	1.1
Electronics	1.9
Environmental Control	1.0
Food	1.0
Healthcare — Products	1.0
Healthcare — Services	2.9
Home Builders	4.3

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Household Products/Wares	1.9%
Insurance	3.0
Iron/Steel	2.0
Lodging	4.2
Machinery — Construction & Mining	2.0
Media	1.8
Metal Fabricate/Hardware	1.1
Miscellaneous Manufacturing	2.1
Oil & Gas	7.2
Oil & Gas Services	0.9
Pharmaceuticals	3.9
Pipelines	0.9
Retail	6.8
Semiconductors	8.4
Software	1.9
Telecommunications	2.0
Transportation	4.2
Money Market Fund	0.4
Total Investments	99.6
Other Assets in Excess of Liabilities	0.4
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES MSOS 2X DAILY ETF

Schedule of Investments

December 31, 2023 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND — 8.0%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.25%(a) (Cost $2,353,618)	2,353,618	$2,353,618

Total Investments — 8.0% (Cost $2,353,618)		2,353,618
Other Assets in Excess of Liabilities — 92.0%		26,910,553
Net Assets — 100.0%		$29,264,171

ETF — Exchange Traded Fund

SOFR — Secured Overnight Financing Rate

(a)	Rate shown reflects the 7-day yield as of December 31, 2023.

See accompanying Notes to Financial Statements.

ADVISORSHARES MSOS 2X DAILY ETF

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Money Market Fund	$2,353,618	$-	$-	$2,353,618
Swaps†	-	-	-	-
Total	$2,353,618	$-	$-	$2,353,618

†	Derivative instruments, including swap contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Money Market Fund	8.0%
Total Investments	8.0
Other Assets in Excess of Liabilities	92.0
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES MSOS 2X DAILY ETF

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Total return swap contracts outstanding as of December 31, 2023:

Reference Entity	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
AdvisorShares Pure US Cannabis ETF	SOFR + 1.25%	Monthly	6/26/2024	$50,913,630	$50,913,630	$-
AdvisorShares Pure US Cannabis ETF	SOFR + 0.90%	Monthly	11/20/2026	6,659,500	6,659,500	-
Net Unrealized Depreciation						$-

Clear Street and Nomura act as the counterparties to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate. As of December 31, 2023, cash in the amount of $26,479,524 has been segregated as collateral from the broker for swap contracts.

See accompanying Notes to Financial Statements.

ADVISORSHARES PSYCHEDELICS ETF

Schedule of Investments

December 31, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 96.5%

Biotechnology — 63.1%
ATAI Life Sciences NV (Germany)(a)(b)	195,869	$276,175
Bright Minds Biosciences, Inc. (Canada)(b)	188,119	272,773
Clearmind Medicine, Inc. (Canada)†(b)	92,693	260,467
Cybin, Inc. (Canada)(b)	1,859,181	762,264
Enveric Biosciences, Inc.†(b)	141,833	184,383
GH Research PLC (Ireland)(b)	48,300	280,140
Incannex Healthcare, Inc.(b)	38,757	179,832
Intra-Cellular Therapies, Inc.(b)	4,151	297,295
Mind Medicine MindMed, Inc.(b)	112,774	412,753
NRX Pharmaceuticals, Inc.(b)	642,632	295,611
PsyBio Therapeutics Corp.(b)	2,994,817	13,177
Sage Therapeutics, Inc.(b)	13,362	289,554
Seelos Therapeutics, Inc.(b)	181,259	251,950
Vistagen Therapeutics, Inc.(b)	54,311	279,159
Total Biotechnology		4,055,533

Healthcare — Services — 9.8%
Field Trip Health & Wellness Ltd. (Canada)(b)(c)	1,058,415	0
Greenbrook TMS, Inc. (Canada)(b)	855,989	231,459
Lucy Scientific Discovery, Inc. (Canada)†(b)	882,296	222,780
Numinus Wellness, Inc. (Canada)(b)	2,112,666	172,394
Total Healthcare — Services		626,633

Pharmaceuticals — 23.6%
Alkermes PLC(b)	10,746	298,094
Compass Pathways PLC (United Kingdom)(a)(b)(d)	75,821	663,434
FSD Pharma, Inc. (Canada)(b)(c)	263,236	0
FSD Pharma, Inc., Class B (Canada)(b)	270,316	248,637
Relmada Therapeutics, Inc.(b)	74,666	309,117
Total Pharmaceuticals		1,519,282

Total Common Stocks (Cost $9,599,590)		6,201,448
Investments	Shares	Value
MONEY MARKET FUNDS — 14.1%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.25%(e)	246,112	$246,112
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.32%(e)(f)	659,670	659,670
Total Money Market Funds (Cost $905,782)		905,782

Total Investments — 110.6% (Cost $10,505,372)		7,107,230
Liabilities in Excess of Other Assets — (10.6%)		(681,053)
Net Assets — 100.0%		$6,426,177

PLC — Public Limited Company

†	Affiliated Company.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $618,103; the aggregate market value of the collateral held by the fund is $659,670.
(b)	Non-income producing security.
(c)	Fair valued using significant unobservable inputs. See note 2 regarding fair value measurements.
(d)	American Depositary Receipt.
(e)	Rate shown reflects the 7-day yield as of December 31, 2023.
(f)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES PSYCHEDELICS ETF

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3		Total
Common Stocks	$6,201,448	$-	$-	*	$6,201,448
Money Market Funds	905,782	-	-		905,782
Total	$7,107,230	$-	$-	*	$7,107,230

*	Less than $1.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Biotechnology	63.1%
Healthcare — Services	9.8
Pharmaceuticals	23.6
Money Market Funds	14.1
Total Investments	110.6
Liabilities in Excess of Other Assets	(10.6)
Net Assets	100.0%

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended December 31, 2023 were as follows:

Affiliated Holding Name	Value at 6/30/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 12/31/2023	Value at 12/31/2023	Dividend Income
Clearmind Medicine, Inc.	$57,943	$338,139	$-	$(53)	$(135,562)	92,693	$260,467	$-
Enveric Biosciences, Inc.	338,446	134,714	(18,181)	(36,861)	(233,735)	141,833	184,383	-
Lucy Scientific Discovery, Inc.	327,432	293,680	-	-	(398,332)	882,296	222,780	-
Total	$723,821	$766,533	$(18,181)	$(36,914)	$(767,629)	1,116,822	$667,630	$-

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments

December 31, 2023 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUND — 54.2%

Equity Fund — 54.2%
AdvisorShares Pure US Cannabis ETF†(a)
(Cost $57,297,786)	3,037,818	$21,295,104

COMMON STOCKS — 43.6%

Agriculture — 6.6%
Village Farms International, Inc. (Canada)(a)	3,435,936	2,614,747

Distributors — 6.4%
High Tide, Inc. (Canada)(a)(b)	1,537,908	2,506,790

Investment Company — 1.0%
RIV Capital, Inc. (Canada)(a)	4,975,540	377,335

Pharmaceuticals — 18.4%
Canopy Growth Corp. (Canada)(a)(b)	36,923	188,676
Cardiol Therapeutics, Inc., Class A (Canada)(a)(b)	1,189,978	999,582
Charlottes Web Holdings, Inc.(a)(b)	2,112,115	432,482
Clever Leaves Holdings, Inc.(Canada)(a)	34,571	71,562
Cronos Group, Inc. (Canada)(a)	493,404	1,031,214
Hempfusion Wellness, Inc.(Canada)(a)	1,762,927	2
IM Cannabis Corp. (Canada)(a)	247,528	87,377
Intercure Ltd. (Israel)(a)	227,951	291,777
Jazz Pharmaceuticals PLC(a)	7,900	971,700
Organigram Holdings, Inc.(Canada)(a)	364,658	477,702
PharmaCielo Ltd. (Canada)(a)(b)	338,496	46,208
SNDL, Inc. (Canada)(a)	809,212	1,327,108
Tilray Brands, Inc. (Canada)(a)(b)	574,900	1,322,270
Total Pharmaceuticals		7,247,660

REITS — 7.1%
AFC Gamma, Inc.	63,606	765,180
Chicago Atlantic Real Estate Finance, Inc.	79,361	1,284,061
Innovative Industrial Properties, Inc.	7,062	711,991
Power REIT(a)	35,025	22,756
Total REITS		2,783,988
Investments	Shares	Value
COMMON STOCKS (continued)

Specialty Retail — 4.1%
GrowGeneration Corp.(a)	247,182	$620,427
Ispire Technology, Inc.(a)(b)	79,858	968,678
Total Specialty Retail		1,589,105

Total Common Stocks
(Cost $86,254,932)		17,119,625

MONEY MARKET FUNDS — 8.2%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.25%(c)	691,538	691,538
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.32%(c)(d)	2,528,560	2,528,560
Total Money Market Funds
(Cost $3,220,098)		3,220,098

Total Investments — 106.0%
(Cost $146,772,816)		41,634,827
Liabilities in Excess of Other Assets — (6.0%)		(2,339,635)
Net Assets — 100.0%		$39,295,192

ETF — Exchange Traded Fund

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

†	Affiliated Company.
(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,217,941; the aggregate market value of the collateral held by the fund is $2,528,560.
(c)	Rate shown reflects the 7-day yield as of December 31, 2023.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$21,295,104	$-	$-	$21,295,104
Common Stocks	17,119,625	-	-	17,119,625
Money Market Funds	3,220,098	-	-	3,220,098
Total	$41,634,827	$-	$-	$41,634,827

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Agriculture	6.6%
Distributors	6.4
Equity Fund	54.2
Investment Company	1.0
Pharmaceuticals	18.4
REITS	7.1
Specialty Retail	4.1
Money Market Funds	8.2
Total Investments	106.0
Liabilities in Excess of Other Assets	(6.0)
Net Assets	100.0%

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended December 31, 2023 were as follows:

Affiliated Holding Name	Value at 6/30/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 12/31/2023	Value at 12/31/2023	Dividend Income
AdvisorShares Pure US Cannabis ETF	$19,211,102	$-	$(2,518,931)	$(7,885,585)	$12,488,518	3,037,818	$21,295,104	$-

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments

December 31, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 4.7%

Investment Company — 0.1%
RIV Capital, Inc. (Canada)(a)	4,294,850	$325,713

Pharmaceuticals — 4.6%
Hempfusion Wellness, Inc. (Canada)(a)	7,964,631	8
TerrAscend Corp. (Canada)†(a)	16,967,680	27,657,319
Total Pharmaceuticals		27,657,327

Total Common Stocks
(Cost $46,936,684)		27,983,040

MONEY MARKET FUND — 16.0%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.25%(b)
(Cost $96,378,650)	96,378,650	96,378,650

Total Investments — 20.7%
(Cost $143,315,334)		124,361,690
Other Assets in Excess of Liabilities — 79.3%		477,728,507
Net Assets — 100.0%		$602,090,197

SOFR — Secured Overnight Financing Rate

†	Affiliated Company.
(a)	Non-income producing security.
(b)	Rate shown reflects the 7-day yield as of December 31, 2023.

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$27,983,040	$-	$-	$27,983,040
Money Market Fund	96,378,650	-	-	96,378,650
Swaps†	-	277,987	-	277,987
Total	$124,361,690	$277,987	$-	$124,639,677

Liabilities	Level 1	Level 2	Level 3	Total
Swaps†	$-	$(483,312)	$-	$(483,312)

†	Derivative instruments, including swap contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Investment Company	0.1%
Pharmaceuticals	4.6
Money Market Fund	16.0
Total Investments	20.7
Other Assets in Excess of Liabilities	79.3
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Total Return Swap contracts outstanding as of December 31, 2023:

Reference Entity	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
4Front Ventures ORD	SOFR + 1.25%	Monthly	11/20/2026	$(226,469)	$238,320	$11,851
4Front Ventures ORD	SOFR + 1.25%	Monthly	11/20/2026	(2,748,044)	2,748,044	-
Acreage Holdings FX SUB VOT CLE ORD	SOFR + 1.25%	Monthly	11/20/2026	(305,020)	305,020	-
Acreage Holdings FX SUB VOT CLE ORD	SOFR + 1.25%	Monthly	9/02/2024	(29,900)	28,750	(1,150)
AYR Wellness	SOFR + 1.25%	Monthly	11/20/2026	(10,620,177)	10,620,177	-
AYR Wellness	SOFR + 1.25%	Monthly	11/20/2026	(8,016,359)	7,878,673	(137,685)
C21 Investments ORD	SOFR + 1.25%	Monthly	9/02/2026	(149,810)	160,020	10,210
C21 Investments ORD	SOFR + 1.25%	Monthly	8/25/2026	(2,253,851)	2,253,851	-
Columbia Care ORD	SOFR + 1.25%	Monthly	9/02/2026	(1,225,958)	1,259,440	33,482
Columbia Care ORD	SOFR + 1.25%	Monthly	9/02/2026	(12,845,303)	12,845,303	-
Cresco Labs ORD	SOFR + 1.25%	Monthly	11/20/2026	(28,851,954)	28,851,954	-
Cresco Labs ORD	SOFR + 1.25%	Monthly	9/02/2026	(3,327,098)	3,338,251	11,151
Curaleaf Holdings SUB VOT	SOFR + 1.25%	Monthly	11/20/2026	(113,182,350)	113,182,350	-
Curaleaf Holdings SUB VOT ORD	SOFR + 1.25%	Monthly	11/20/2026	(14,324,228)	14,007,000	(317,227)
Glass House Brands	SOFR + 1.25%	Monthly	11/20/2026	(13,174,786)	13,174,786	-
Glass House Brands	SOFR + 1.25%	Monthly	9/02/2026	(3,894,000)	3,902,250	8,250
Gold Flora Corp	SOFR + 1.25%	Monthly	9/22/2024	(735,809)	735,809	-
Goodness Growth Hold	SOFR + 1.25%	Monthly	11/20/2026	(1,053,655)	1,053,655	-
Goodness Growth Hold	SOFR + 1.25%	Monthly	11/20/2026	(190,233)	192,000	1,766
Green Thumb Industries SUB VOT	SOFR + 1.25%	Monthly	11/20/2026	(162,936,027)	162,936,027	-
Green Thumb Industries SUB VOT ORD	SOFR + 1.25%	Monthly	9/02/2026	(7,577,120)	7,620,750	43,630
Grown Rogue International	SOFR + 1.25%	Monthly	11/20/2026	(37,050)	37,050	-
Grown Rogue International	SOFR + 1.25%	Monthly	11/20/2026	(364,315)	361,950	(2,365)
Jushi Holdings CL B SUB VOT ORD	SOFR + 1.25%	Monthly	11/20/2026	(8,090,434)	8,091,049	616
Jushi Holdings CL B SUB VOT ORD	SOFR + 1.25%	Monthly	9/02/2026	(750,597)	749,857	(740)
Lowell Farms ORD	SOFR + 1.25%	Monthly	11/20/2026	(82,739)	82,739	-
Marimed ORD	SOFR + 1.25%	Monthly	11/20/2026	(673,260)	673,260	-
Marimed ORD	SOFR + 1.25%	Monthly	11/20/2026	(301,069)	322,341	21,271
Planet 13 Holdings ORD	SOFR + 1.25%	Monthly	11/20/2026	(6,175,959)	6,175,959	-
Planet 13 Holdings ORD	SOFR + 1.25%	Monthly	9/02/2026	(1,077,997)	1,075,368	(2,629)
Schwazze (Medicine Man Technologies)	SOFR + 1.25%	Monthly	11/20/2026	(483,136)	487,760	4,624
Terrascend ORD	SOFR + 1.25%	Monthly	11/20/2026	(11,836,393)	11,836,393	-
Terrascend ORD	SOFR + 1.25%	Monthly	11/20/2026	(1,144,444)	1,123,233	(21,210)
Trulieve Cannabis ORD	SOFR + 1.25%	Monthly	11/20/2026	(61,844,070)	61,844,070	-
Trulieve Cannabis ORD	SOFR + 1.25%	Monthly	9/02/2026	(4,834,946)	4,871,350	36,404
Vapen Mj Ventures ORD	SOFR + 1.25%	Monthly	8/25/2026	(1,066,091)	1,066,091	-
Verano Holdings ORD	SOFR + 1.25%	Monthly	11/20/2026	(79,262,467)	79,262,467	-
Verano Holdings ORD	SOFR + 1.25%	Monthly	9/02/2026	(10,209,268)	10,304,000	94,732
Vext Science ORD	SOFR + 1.25%	Monthly	11/01/2026	(17,514)	17,208	(306)
Net Unrealized Appreciation						$(205,325)

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Clear Street and Nomura act as the counterparties to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate. As of December 31, 2023, cash in the amount of $462,869,696 has been segregated as collateral from the broker for swap contracts.

Affiliated holdings are investments which are an affiliate of the Trust. Transactions with affiliated companies during the period ended December 31, 2023 were as follows:

Affiliated Holding Name	Value at 6/30/2023	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 12/31/2023	Value at 12/31/2023	Dividend Income
Power REIT*	$380,905	$72,568	$(236,992)	$(8,386,176)	$8,169,695	-	$-	$-
TerrAscend Corp.	-	30,329,572	(494,310)	(45,140)	(2,132,803)	16,967,680	27,657,319	-
Urban-GRO, Inc.*	684,337	63,898	(739,398)	(5,080,920)	5,072,083	-	-	-
Total	$1,065,242	$30,466,038	$(1,470,700)	$(13,512,236)	$11,108,975	16,967,680	$27,657,319	$-

*	Security is no longer an affiliated company at period end.

See accompanying Notes to Financial Statements.

ADVISORSHARES Q DYNAMIC GROWTH ETF

Schedule of Investments

December 31, 2023 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 97.3%

Commodity Fund — 11.6%
iShares Gold Strategy ETF	19,161	$1,041,647
SPDR Gold Shares(a)	6,186	1,182,578
Total Commodity Fund		2,224,225

Debt Fund — 3.6%
Vanguard Long-Term Bond ETF	9,200	686,136

Equity Fund — 82.1%
Communication Services Select Sector SPDR Fund	16,355	1,188,354
Consumer Discretionary Select Sector SPDR Fund	18,600	3,325,866
Invesco QQQ Trust Series 1	9,540	3,906,821
iShares U.S. Technology ETF	23,100	2,835,525
Technology Select Sector SPDR Fund	23,118	4,449,753
Total Equity Fund		15,706,319

Total Exchange Traded Funds
(Cost $17,217,274)		18,616,680

MONEY MARKET FUND — 2.9%
Fidelity Investments Money Market Government Portfolio — Class I, 5.00%(b)
(Cost $554,235)	554,235	554,235

Total Investments — 100.2%
(Cost $17,771,509)		19,170,915
Liabilities in Excess of Other Assets — (0.2%)		(44,275)
Net Assets — 100.0%		$19,126,640

ETF — Exchange Traded Fund

(a)	Non-income producing security.
(b)	Rate shown reflects the 7-day yield as of December 31, 2023.

See accompanying Notes to Financial Statements.

ADVISORSHARES Q DYNAMIC GROWTH ETF

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$18,616,680	$-	$-	$18,616,680
Money Market Fund	554,235	-	-	554,235
Total	$19,170,915	$-	$-	$19,170,915

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Commodity Fund	11.6%
Debt Fund	3.6
Equity Fund	82.1
Money Market Fund	2.9
Total Investments	100.2
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments

December 31, 2023 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUNDS — 130.4%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 5.26%(a)(b)	57,344,629	$57,344,629
Fidelity Institutional Money Market Government Portfolio — Class III, 5.00%(a)	32,806,271	32,806,271
Total Money Market Funds
(Cost $90,150,900)		90,150,900
Total Investments Before Securities Sold, Not Yet Purchased
(Cost $90,150,900)		90,150,900

Securities Sold, Not Yet Purchased — (97.4)%(c)

COMMON STOCKS — (97.4)%

Aerospace/Defense — (2.1)%
Mercury Systems, Inc.(d)	(40,000)	(1,462,800)

Airlines — (1.4)%
Spirit Airlines, Inc.	(60,000)	(983,400)

Auto Parts & Equipment — (2.1)%
Dana, Inc.	(100,000)	(1,461,000)

Banks — (3.6)%
Comerica, Inc.	(20,000)	(1,116,200)
Synovus Financial Corp.	(36,128)	(1,360,219)
Total Banks		(2,476,419)

Chemicals — (4.0)%
Huntsman Corp.	(50,000)	(1,256,500)
Sensient Technologies Corp.	(22,496)	(1,484,736)
Total Chemicals		(2,741,236)

Commercial Services — (3.2)%
Flywire Corp.(d)	(40,000)	(926,000)
Hertz Global Holdings, Inc.(d)	(122,998)	(1,277,949)
Total Commercial Services		(2,203,949)

Computers — (6.8)%
ExlService Holdings, Inc.(d)	(30,000)	(925,500)
Fortinet, Inc.(d)	(25,000)	(1,463,250)
Genpact Ltd.	(39,335)	(1,365,318)
Thoughtworks Holding, Inc.(d)	(200,000)	(962,000)
Total Computers		(4,716,068)

Diversified Financial Services — (3.8)%
Bread Financial Holdings, Inc.	(40,000)	(1,317,600)
Credit Acceptance Corp.(d)	(2,500)	(1,331,825)
Total Diversified Financial Services		(2,649,425)
Investments	Shares	Value
COMMON STOCKS (continued)

Electronics — (1.9)%
TD SYNNEX Corp.	(12,000)	$(1,291,320)

Energy — Alternate Sources — (6.2)%
Ballard Power Systems, Inc. (Canada)(d)	(400,000)	(1,480,000)
Enphase Energy, Inc.(d)	(9,725)	(1,285,062)
Shoals Technologies Group, Inc., Class A(d)	(100,000)	(1,554,000)
Total Energy — Alternate Sources		(4,319,062)

Entertainment — (1.8)%
Cinemark Holdings, Inc.(d)	(90,000)	(1,268,100)

Food — (3.1)%
Chefs’ Warehouse, Inc. (The)(d)	(40,000)	(1,177,200)
TreeHouse Foods, Inc.(d)	(23,000)	(953,350)
Total Food		(2,130,550)

Internet — (3.8)%
Sea Ltd. (Singapore)(d)(e)	(30,000)	(1,215,000)
Trip.com Group Ltd. (China)(d)(e)	(40,000)	(1,440,400)
Total Internet		(2,655,400)

Leisure Time — (1.3)%
Harley-Davidson, Inc.	(24,507)	(902,838)

Machinery — Construction & Mining — (1.6)%
Bloom Energy Corp., Class A(d)	(75,000)	(1,110,000)

Media — (4.0)%
Fox Corp., Class A	(50,000)	(1,483,500)
Nexstar Media Group, Inc.	(8,000)	(1,254,000)
Total Media		(2,737,500)

REITS — (10.3)%
Invitation Homes, Inc.	(27,500)	(938,025)
Realty Income Corp.	(17,927)	(1,029,368)
Rexford Industrial Realty, Inc.	(24,418)	(1,369,850)
STAG Industrial, Inc.	(30,000)	(1,177,800)
Sun Communities, Inc.	(10,000)	(1,336,500)
Terreno Realty Corp.	(20,000)	(1,253,400)
Total REITS		(7,104,943)

Retail — (9.4)%
AutoNation, Inc.(d)	(10,000)	(1,501,800)
CarMax, Inc.(d)	(20,000)	(1,534,800)
Dollar General Corp.	(10,000)	(1,359,500)
Foot Locker, Inc.	(25,000)	(778,750)
Lowe’s Cos., Inc.	(6,000)	(1,335,300)
Total Retail		(6,510,150)

See accompanying Notes to Financial Statements.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Semiconductors — (8.2)%
Ambarella, Inc.(d)	(20,000)	$(1,225,800)
Impinj, Inc.(d)	(17,002)	(1,530,690)
ON Semiconductor Corp.(d)	(15,000)	(1,252,950)
Teradyne, Inc.	(15,000)	(1,627,800)
Total Semiconductors		(5,637,240)

Software — (10.9)%
Appian Corp., Class A(d)	(40,000)	(1,506,400)
Box, Inc., Class A(d)	(69,664)	(1,784,095)
HashiCorp, Inc., Class A(d)	(40,000)	(945,600)
Paycor HCM, Inc.(d)	(60,000)	(1,295,400)
Sprout Social, Inc., Class A(d)	(8,397)	(515,912)
Workiva, Inc.(d)	(14,500)	(1,472,185)
Total Software		(7,519,592)

Telecommunications — (7.9)%
Gogo, Inc.(d)	(125,000)	(1,266,250)
Harmonic, Inc.(d)	(90,000)	(1,173,600)
Iridium Communications, Inc.	(40,000)	(1,646,400)
Viasat, Inc.(d)	(50,000)	(1,397,500)
Total Telecommunications		(5,483,750)

Total Common Stocks
(Cost $(60,785,017))		(67,364,742)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(60,785,017)]		(67,364,742)

Total Investments — 33.0%
(Cost $29,365,883)		22,786,158
Other Assets in Excess of Liabilities — 67.0%		46,350,202
Net Assets — 100.0%		$69,136,360

REITS — Real Estate Investment Trusts

(a)	Rate shown reflects the 7-day yield as of December 31, 2023.
(b)	A portion of this security has been pledged as collateral for securities sold, not yet purchased.
(c)	As of December 31, 2023 cash in the amount of $46,036,605 has been segregated as collateral from the broker for securities sold short.
(d)	Non-income producing security.
(e)	American Depositary Receipt.

See accompanying Notes to Financial Statements.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Money Market Funds	$90,150,900	$-	$-	$90,150,900
Total	$90,150,900	$-	$-	$90,150,900

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks	$(67,364,742)	$-	$-	$(67,364,742)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	(2.1)%
Airlines	(1.4)
Auto Parts & Equipment	(2.1)
Banks	(3.6)
Chemicals	(4.0)
Commercial Services	(3.2)
Computers	(6.8)
Diversified Financial Services	(3.8)
Electronics	(1.9)
Energy — Alternate Sources	(6.2)
Entertainment	(1.8)
Food	(3.1)
Internet	(3.8)
Leisure Time	(1.3)
Machinery — Construction & Mining	(1.6)
Media	(4.0)
REITS	(10.3)
Retail	(9.4)
Semiconductors	(8.2)
Software	(10.9)
Telecommunications	(7.9)
Money Market Funds	130.4
Total Investments	33.0
Other Assets in Excess of Liabilities	67.0
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES RESTAURANT ETF

Schedule of Investments

December 31, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 97.3%

Retail — 97.3%
Arcos Dorados Holdings, Inc., Class A (Brazil)	15,007	$190,439
BJ’s Restaurants, Inc.(a)	2,201	79,258
Bloomin’ Brands, Inc.	5,014	141,144
Brinker International, Inc.(a)	3,101	133,901
Carrols Restaurant Group, Inc.	22,092	174,085
Casey’s General Stores, Inc.	469	128,853
Chipotle Mexican Grill, Inc.(a)	52	118,922
Chuy’s Holdings, Inc.(a)	3,521	134,608
Darden Restaurants, Inc.	735	120,760
Dave & Buster’s Entertainment, Inc.(a)	982	52,881
Dine Brands Global, Inc.	1,567	77,802
Domino’s Pizza, Inc.	409	168,602
Dutch Bros, Inc., Class A(a)	4,600	145,682
El Pollo Loco Holdings, Inc.(a)	13,900	122,598
Jack in the Box, Inc.	1,363	111,262
McDonald’s Corp.	400	118,604
Red Robin Gourmet Burgers, Inc.(a)	9,680	120,710
Restaurant Brands International, Inc. (Canada)	1,568	122,508
Shake Shack, Inc., Class A(a)	1,781	132,008
Starbucks Corp.	1,121	107,627
Texas Roadhouse, Inc.	564	68,938
Wendy’s Co. (The)	976	19,012
Wingstop, Inc.	509	130,599
Yum! Brands, Inc.	319	41,680
Total Retail		2,762,483

Total Common Stocks
(Cost $2,269,565)		2,762,483

MONEY MARKET FUND — 3.9%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.25%(b)
(Cost $111,664)	111,664	111,664

Total Investments — 101.2%
(Cost $2,381,229)		2,874,147
Liabilities in Excess of Other Assets — (1.2%)		(33,280)
Net Assets — 100.0%		$2,840,867

(a)	Non-income producing security.
(b)	Rate shown reflects the 7-day yield as of December 31, 2023.

See accompanying Notes to Financial Statements.

ADVISORSHARES RESTAURANT ETF

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$2,762,483	$-	$-	$2,762,483
Money Market Fund	111,664	-	-	111,664
Total	$2,874,147	$-	$-	$2,874,147

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Retail	97.3%
Money Market Fund	3.9
Total Investments	101.2
Liabilities in Excess of Other Assets	(1.2)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF

Schedule of Investments

December 31, 2023 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 97.0%

Debt Fund — 25.9%
iShares Core Total USD Bond Market ETF(a)(b)	211,113	$9,725,976
iShares MBS ETF	22,923	2,156,596
iShares U.S. Treasury Bond ETF	93,298	2,149,586
Total Debt Fund		14,032,158

Equity Fund — 71.1%
iShares MSCI EAFE ETF(a)	138,346	10,424,371
iShares MSCI Emerging Markets ETF	52,975	2,130,125
iShares Russell Mid-Cap Growth ETF	49,397	5,160,010
SPDR S&P 500 ETF Trust(b)	43,984	20,906,035
Total Equity Fund		38,620,541

Total Exchange Traded Funds
(Cost $49,433,939)		52,652,699

MONEY MARKET FUNDS — 4.0%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 5.25%(c)	1,637,492	1,637,492
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.32%(c)(d)	513,393	513,393
Total Money Market Funds
(Cost $2,150,885)		2,150,885
	Notional Amount	Contracts	Value
PURCHASED PUT OPTION — 0.0%**
SPDR S&P 500 ETF Trust, expiring 04/19/24, Strike Price $370.00 (Cost $60,070)	$13,098,000	354	$30,621
Total Investments Before Written Options — 101.0%
(Cost $51,644,894)			54,834,205

WRITTEN CALL OPTION — (0.0)%**
SPDR S&P 500 ETF Trust, expiring 01/19/24, Strike Price $490.00 [Premium Received $(26,971)]	$(12,936,000)	(264)	(15,180)

Total Investments — 101.0%
(Cost $51,617,923)			54,819,025
Liabilities in Excess of Other Assets — (1.0%)			(539,136)
Net Assets — 100.0%			$54,279,889

ETF — Exchange Traded Fund

**	Less than 0.05%.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,578,131; the aggregate market value of the collateral held by the fund is $2,630,434. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $2,117,041.
(b)	All or a portion of this security has been pledged as collateral for option contracts. The aggregate market value of the collateral was $1,900,773 as of December 31, 2023.
(c)	Rate shown reflects the 7-day yield as of December 31, 2023.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$52,652,699	$-	$-	$52,652,699
Money Market Funds	2,150,885	-	-	2,150,885
Purchased Put Option	30,621	-	-	30,621
Total	$54,834,205	$-	$-	$54,834,205

Liabilities	Level 1	Level 2	Level 3	Total
Written Call Option	$(15,180)	$-	$-	$(15,180)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Debt Fund	25.9%
Equity Fund	71.1
Purchased Put Option	0.0 **
Written Call Option	(0.0)**
Money Market Funds	4.0
Total Investments	101.0
Liabilities in Excess of Other Assets	(1.0)
Net Assets	100.0%

**	Less than 0.05%.

See accompanying Notes to Financial Statements.

ADVISORSHARES VICE ETF

Schedule of Investments

December 31, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 98.5%

Agriculture — 12.6%
Altria Group, Inc.	1,610	$64,947
British American Tobacco PLC (United Kingdom)(a)	8,240	241,350
Turning Point Brands, Inc.	14,960	393,747
Vector Group Ltd.	25,763	290,607
Total Agriculture		990,651

Beverages — 12.3%
Duckhorn Portfolio, Inc. (The)(b)	26,998	265,931
MGP Ingredients, Inc.	3,439	338,810
Molson Coors Beverage Co., Class B	5,958	364,689
Total Beverages		969,430

Entertainment — 18.5%
Accel Entertainment, Inc.(b)	35,000	359,450
Caesars Entertainment, Inc.(b)	6,900	323,472
Everi Holdings, Inc.(b)	26,517	298,846
International Game Technology PLC	5,487	150,399
Light & Wonder, Inc.(b)	3,900	320,229
Total Entertainment		1,452,396

Household Products/Wares — 3.4%
Church & Dwight Co., Inc.	2,800	264,768

Lodging — 6.0%
Boyd Gaming Corp.	2,627	164,476
MGM Resorts International(b)	6,813	304,405
Total Lodging		468,881

REITS — 8.4%
Gaming and Leisure Properties, Inc.	6,192	305,575
VICI Properties, Inc.	11,013	351,095
Total REITS		656,670

Retail — 23.8%
Carrols Restaurant Group, Inc.	58,902	464,148
Chuy’s Holdings, Inc.(b)	9,600	367,008
Dave & Buster’s Entertainment, Inc.(b)	4,302	231,663
El Pollo Loco Holdings, Inc.(b)	40,500	357,210
Wingstop, Inc.	1,758	451,067
Total Retail		1,871,096
Investments	Shares	Value
COMMON STOCKS (continued)

Semiconductors — 5.0%
NVIDIA Corp.	790	$391,224

Software — 8.5%
Electronic Arts, Inc.	2,300	314,663
NetEase, Inc. (China)(a)	3,780	352,145
Total Software		666,808

Total Common Stocks
(Cost $7,166,294)		7,731,924

MONEY MARKET FUND — 1.8%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.25%(c)
(Cost $142,018)	142,018	142,018

Total Investments — 100.3%
(Cost $7,308,312)		7,873,942
Liabilities in Excess of Other Assets — (0.3%)		(26,493)
Net Assets — 100.0%		$7,847,449

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

(a)	American Depositary Receipt.
(b)	Non-income producing security.
(c)	Rate shown reflects the 7-day yield as of December 31, 2023.

See accompanying Notes to Financial Statements.

ADVISORSHARES VICE ETF

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$7,731,924	$-	$-	$7,731,924
Money Market Fund	142,018	-	-	142,018
Total	$7,873,942	$-	$-	$7,873,942

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Agriculture	12.6%
Beverages	12.3
Entertainment	18.5
Household Products/Wares	3.4
Lodging	6.0
REITS	8.4
Retail	23.8
Semiconductors	5.0
Software	8.5
Money Market Fund	1.8
Total Investments	100.3
Liabilities in Excess of Other Assets	(0.3)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Assets and Liabilities

December 31, 2023 (Unaudited)

	AdvisorShares Dorsey Wright ADR ETF	AdvisorShares Dorsey Wright FSM All Cap World ETF	AdvisorShares Dorsey Wright FSM US Core ETF	AdvisorShares Dorsey Wright Short ETF
ASSETS
Investments, at Cost	$21,955,569	$62,913,469	$81,428,013	$29,354,527
Total Cost of Investments	21,955,569	62,913,469	81,428,013	29,354,527
Investments, at Market Value (including securities on loan) (Note 2)(a)	27,548,571	71,781,244	94,635,697	29,354,527
Total Market Value of Investments	27,548,571	71,781,244	94,635,697	29,354,527
Cash collateral held at brokers	-	-	-	227,882
Dividends and Interest Receivable	23,046	23,747	216,207	147,639
Receivable from Securities Sold	-	-	-	959,441
Capital Shares Receivable	-	847,267	-	486,483
Reclaim Receivable	18,608	-	-	-
Prepaid Expenses	1,030	3,651	3,718	1,670
Total Assets	27,591,255	72,655,909	94,855,622	31,177,642
LIABILITIES
Cash collateral for securities on loan(b)	2,314,840	-	-	-
Advisory Fees Payable	11,847	42,623	59,178	8,069
Accounting & Administration Fees Payable	27,973	32,976	33,554	31,772
Audit & Tax Fees Payable	8,652	10,082	10,082	7,964
Reports to Shareholders Fees Payable	7,472	24,786	26,243	7,936
Custody Fees Payable	4,247	6,679	5,844	2,707
Legal Fees Payable	2,193	5,324	3,709	13,034
Exchange Listing Fees Payable	1,960	1,950	1,949	2,007
Trustee Fees Payable	1,901	1,505	1,527	1,940
Securities Sold, Not Yet Purchased(c)	-	-	-	14,105,914
Payable for Securities Purchased	-	844,927	-	1,924,023
CCO Fees Payable	222	535	605	181
Due to Custodian	45	1	2	48
Dividend Payable on Securities Sold, Not Yet Purchased	-	-	-	36,054
Accrued Expenses	6,007	4,257	5,347	3,927
Total Liabilities	2,387,359	975,645	148,040	16,145,576
NET ASSETS	$25,203,896	$71,680,264	$94,707,582	$15,032,066
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$74,502,288	$88,571,401	$84,013,777	$105,871,695
Total Distributable Earnings/Accumulated (Loss)	(49,298,392)	(16,891,137)	10,693,805	(90,839,629)
NET ASSETS	$25,203,896	$71,680,264	$94,707,582	$15,032,066
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	450,000	2,115,000	2,365,000	2,140,000
Net Asset Value (NAV) Per Share	$56.01	$33.89	$40.05	$7.02

(a) Market value of securities on loan	$3,047,330	$-	$-	$-
(b) Non-cash collateral for securities on loan	$826,393	$-	$-	$-
(c) Proceeds Received from Securities Sold, Not Yet Purchased	$-	$-	$-	$16,871,438

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Assets and Liabilities

December 31, 2023 (Unaudited)

	AdvisorShares Focused Equity ETF	AdvisorShares Gerber Kawasaki ETF	AdvisorShares Hotel ETF	AdvisorShares Insider Advantage ETF
ASSETS
Investments, at Cost	$76,201,144	$16,329,037	$3,458,096	$39,229,233
Investments in Affiliates, at Cost (Note 8)	-	246,499	-	-
Total Cost of Investments	76,201,144	16,575,536	3,458,096	39,229,233
Investments, at Market Value (including securities on loan) (Note 2)(a)	86,353,276	18,514,474	3,913,572	44,774,461
Investments in Affiliates, at Market Value (Note 8)	-	231,526	-	-
Total Market Value of Investments	86,353,276	18,746,000	3,913,572	44,774,461
Cash	-	-	-	208,897
Dividends and Interest Receivable	40,620	15,678	26,849	37,146
Receivable from Securities Sold	60,506	-	-	-
Capital Shares Receivable	889,441	-	-	-
Reclaim Receivable	-	320	-	4,822
Due from Investment Advisor	-	982	7,157	-
Prepaid Expenses	4,333	826	122	3,506
Total Assets	87,348,176	18,763,806	3,947,700	45,028,832
LIABILITIES
Cash collateral for securities on loan(b)	-	141,375	-	-
Advisory Fees Payable	44,340	-	-	16,731
Accounting & Administration Fees Payable	23,886	24,193	24,016	29,430
Reports to Shareholders Fees Payable	10,654	3,654	306	6,477
Audit & Tax Fees Payable	8,891	10,082	10,385	8,966
Custody Fees Payable	3,302	1,345	1,077	2,841
Exchange Listing Fees Payable	2,994	3,982	3,979	5,049
Trustee Fees Payable	1,160	1,359	1,965	1,390
Legal Fees Payable	308	647	303	1,717
Payable for Securities Purchased	886,226	-	-	-
CCO Fees Payable	39	37	14	104
Due to Custodian	483	22	18	-
Accrued Expenses	2,329	3,282	391	3,083
Total Liabilities	984,612	189,978	42,454	75,788
NET ASSETS	$86,363,564	$18,573,828	$3,905,246	$44,953,044
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$69,667,369	$26,627,400	$4,632,348	$64,572,496
Total Distributable Earnings/Accumulated (Loss)	16,696,195	(8,053,572)	(727,102)	(19,619,452)
NET ASSETS	$86,363,564	$18,573,828	$3,905,246	$44,953,044
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	1,460,000	1,025,000	140,000	430,000
Net Asset Value (NAV) Per Share	$59.15	$18.12	$27.89	$104.54

(a) Market value of securities on loan	$-	$136,695	$-	$856,501
(b) Non-cash collateral for securities on loan	$-	$-	$-	$878,608

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Assets and Liabilities

December 31, 2023 (Unaudited)

	AdvisorShares MSOS 2X Daily ETF	AdvisorShares Psychedelics ETF	AdvisorShares Pure Cannabis ETF	AdvisorShares Pure US Cannabis ETF
ASSETS
Investments, at Cost	$2,353,618	$8,949,737	$89,475,030	$113,525,212
Investments in Affiliates, at Cost (Note 8)	-	1,555,635	57,297,786	29,790,122
Total Cost of Investments	2,353,618	10,505,372	146,772,816	143,315,334
Investments, at Market Value (including securities on loan) (Note 2)(a)	2,353,618	6,439,600	20,339,723	96,704,371
Investments in Affiliates, at Market Value (Note 8)	-	667,630	21,295,104	27,657,319
Total Market Value of Investments	2,353,618	7,107,230	41,634,827	124,361,690
Cash collateral held at brokers	26,479,524	-	-	462,869,696
Unrealized Appreciation on OTC Swap Contracts	-	-	-	277,987
Dividends and Interest Receivable	585,266	6,090	186,862	13,597,653
Receivable from Securities Sold	-	168	-	-
Capital Shares Receivable	289,426	-	-	2,091,521
Due from Investment Advisor	-	7,585	17,380	-
Prepaid CCO Fees	277	-	-	2,103
Prepaid Expenses	14,204	1,534	19,103	27,418
Total Assets	29,722,315	7,122,607	41,858,172	603,228,068
LIABILITIES
Unrealized Depreciation on OTC Swap Contracts	-	-	-	483,312
Cash collateral for securities on loan	-	659,670	2,528,560	-
Advisory Fees Payable	8,398	-	-	284,551
Audit & Tax Fees Payable	30,190	10,082	-	10,532
Accounting & Administration Fees Payable	15,994	15,672	14,030	129,192
Exchange Listing Fees Payable	3,983	3,980	-	4,347
Custody Fees Payable	1,880	1,897	-	13,935
Trustee Fees Payable	1,299	1,936	1,263	2,119
Reports to Shareholders Fees Payable	317	-	9,146	85,351
Payable for Securities Purchased	-	-	-	99,169
CCO Fees Payable	-	16	11	-
Due to Custodian	12	67	-	1,596
Due to Custodian – Foreign Currency	-	-	-	31
Due to Broker	392,752	-	-	-
Accrued Expenses	3,319	3,110	9,970	23,736
Total Liabilities	458,144	696,430	2,562,980	1,137,871
NET ASSETS	$29,264,171	$6,426,177	$39,295,192	$602,090,197
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$42,254,515	$19,695,184	$309,536,797	$2,103,173,365
Total Distributable Earnings/Accumulated (Loss)	(12,990,344)	(13,269,007)	(270,241,605)	(1,501,083,168)
NET ASSETS	$29,264,171	$6,426,177	$39,295,192	$602,090,197
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	8,055,000	4,585,000	12,840,000	86,695,000
Net Asset Value (NAV) Per Share	$3.63	$1.40	$3.06	$6.94

(a) Market value of securities on loan	$-	$618,103	$2,217,941	$-

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Assets and Liabilities

December 31, 2023 (Unaudited)

	AdvisorShares Q Dynamic Growth ETF	AdvisorShares Ranger Equity Bear ETF	AdvisorShares Restaurant ETF	AdvisorShares STAR Global Buy-Write ETF
ASSETS
Investments, at Cost	$17,771,509	$90,150,900	$2,381,229	$51,644,894
Total Cost of Investments	17,771,509	90,150,900	2,381,229	51,644,894
Investments, at Market Value (including securities on loan) (Note 2)(a)	19,170,915	90,150,900	2,874,147	54,834,205
Total Market Value of Investments	19,170,915	90,150,900	2,874,147	54,834,205
Cash collateral held at brokers	-	46,036,605	-	-
Dividends and Interest Receivable	5,093	623,483	1,849	94,216
Reclaim Receivable	-	-	86	-
Due from Investment Advisor	-	-	7,717	-
Prepaid Expenses	5,625	6,352	88	2,547
Total Assets	19,181,633	136,817,340	2,883,887	54,930,968
LIABILITIES
Cash collateral for securities on loan(b)	-	-	-	513,393
Advisory Fees Payable	7,727	107,468	-	38,727
Accounting & Administration Fees Payable	23,763	30,145	24,841	28,661
Audit & Tax Fees Payable	10,379	8,966	10,385	9,085
Reports to Shareholders Fees Payable	4,123	35,191	65	11,219
Exchange Listing Fees Payable	3,979	3,979	3,979	3,979
Custody Fees Payable	2,798	6,633	1,028	2,826
Trustee Fees Payable	1,420	1,836	1,968	1,385
Securities Sold, Not Yet Purchased(c)	-	67,364,742	-	-
Options Written, at value(d)	-	-	-	15,180
CCO Fees Payable	189	1,829	54	256
Due to Custodian	1	187	10	3
Due to Broker	-	-	-	23,516
Dividend Payable on Securities Sold, Not Yet Purchased	-	105,252	-	-
Accrued Expenses	614	14,752	690	2,849
Total Liabilities	54,993	67,680,980	43,020	651,079
NET ASSETS	$19,126,640	$69,136,360	$2,840,867	$54,279,889
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$22,659,490	$473,223,594	$3,447,274	$52,554,716
Total Distributable Earnings/Accumulated (Loss)	(3,532,850)	(404,087,234)	(606,407)	1,725,173
NET ASSETS	$19,126,640	$69,136,360	$2,840,867	$54,279,889
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	625,000	3,612,500	125,000	1,390,000
Net Asset Value (NAV) Per Share	$30.60	$19.14	$22.73	$39.05

(a) Market value of securities on loan	$-	$-	$-	$2,578,131
(b) Non-cash collateral for securities on loan	$-	$-	$-	$2,117,041
(c) Proceeds Received from Securities Sold, Not Yet Purchased	$-	$60,785,017	$-	$-
(d) Premiums received for options written	$-	$-	$-	$26,971

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Assets and Liabilities

December 31, 2023 (Unaudited)

AdvisorShares Vice ETF
ASSETS
Investments, at Cost	$7,308,312
Total Cost of Investments	7,308,312
Investments, at Market Value (including securities on loan) (Note 2)	7,873,942
Total Market Value of Investments	7,873,942
Dividends and Interest Receivable	14,422
Reclaim Receivable	1,990
Due from Investment Advisor	6,549
Prepaid Expenses	569
Total Assets	7,897,472
LIABILITIES
Accounting & Administration Fees Payable	30,557
Audit & Tax Fees Payable	9,926
Exchange Listing Fees Payable	3,979
Reports to Shareholders Fees Payable	2,570
Trustee Fees Payable	1,363
Custody Fees Payable	812
CCO Fees Payable	87
Due to Custodian	40
Accrued Expenses	689
Total Liabilities	50,023
NET ASSETS	$7,847,449
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$8,750,789
Total Distributable Earnings/Accumulated (Loss)	(903,340)
NET ASSETS	$7,847,449
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	290,000
Net Asset Value (NAV) Per Share	$27.06

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Operations

For the Six Months Ended December 31, 2023 (Unaudited)

	AdvisorShares Dorsey Wright ADR ETF	AdvisorShares Dorsey Wright FSM All Cap World ETF	AdvisorShares Dorsey Wright FSM US Core ETF	AdvisorShares Dorsey Wright Short ETF
INVESTMENT INCOME:
Dividend Income	$248,077	$323,120	$540,081	$954,265
Interest Income	-	-	-	198,134
Securities Lending Income (Net) (Note 2)	12,992	17,015	14,027	-
Foreign Withholding Tax	-	-	-	(302)
Total Investment Income	261,069	340,135	554,108	1,152,097

EXPENSES:
Advisory Fees	100,036	293,366	335,384	89,790
Accounting & Administration Fees	35,792	36,098	36,865	35,421
Audit & Tax Fees	9,704	9,682	9,682	9,564
Legal Fees	5,830	16,668	18,258	2,012
Exchange Listing Fees	1,913	1,927	1,927	1,914
Custody Fees	1,947	3,565	3,964	1,952
Reports to Shareholders Fees	6,307	12,492	12,932	6,917
Trustee Fees	3,040	3,499	3,502	3,003
CCO Fees	2,192	6,255	6,704	1,967
Pricing Fees	-	2,131	2,147	-
Transfer Agent Fees	1,000	2,933	3,353	898
Insurance Fees	787	1,869	1,838	853
Registration Fees	-	-	-	46
Dividend Expense	-	-	-	323,893
Miscellaneous Fees	850	3,240	3,027	834
Total Expenses	169,398	393,725	439,583	479,064
Advisory Fees Waived/Recoupment	(22,676)	(10,253)	(856)	(7,794)
Net Expenses	146,722	383,472	438,727	471,270
Net Investment Income (Loss)	114,347	(43,337)	115,381	680,827

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	(611,823)	(176,268)	599,034	-
In-Kind Redemptions	954,845	1,330,562	246,420	-
Short Sales	-	-	-	1,291,574
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,778,215	4,893,355	7,084,890	-
Short Sales	-	-	-	(3,880,218)
Net Realized and Unrealized Gain (Loss)	3,121,237	6,047,649	7,930,344	(2,588,644)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,235,584	$6,004,312	$8,045,725	$(1,907,817)

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Operations

For the Six Months Ended December 31, 2023 (Unaudited)

	AdvisorShares Focused Equity ETF	AdvisorShares Gerber Kawasaki ETF	AdvisorShares Hotel ETF	AdvisorShares Insider Advantage ETF
INVESTMENT INCOME:
Dividend Income	$424,575	$71,235	$52,068	$395,282
Securities Lending Income (Net) (Note 2)	203	2,583	396	713
Foreign Withholding Tax	-	-	-	(780)
Total Investment Income	424,778	73,818	52,464	395,215

EXPENSES:
Advisory Fees	303,854	65,207	12,257	150,121
Accounting & Administration Fees	37,223	37,219	39,710	40,563
Audit & Tax Fees	9,993	9,682	9,985	10,066
Legal Fees	12,910	3,491	827	8,721
Exchange Listing Fees	2,999	3,983	3,984	5,232
Custody Fees	3,501	2,163	1,037	3,161
Reports to Shareholders Fees	17,242	5,013	1,341	7,886
Trustee Fees	3,452	3,088	2,866	3,239
CCO Fees	4,892	1,223	287	3,035
Transfer Agent Fees	2,806	652	153	1,609
Insurance Fees	986	378	117	936
Registration Fees	60	79	-	9
Miscellaneous Fees	2,285	620	395	1,558
Total Expenses	402,203	132,798	72,959	236,136
Advisory Fees Waived/Recoupment	-	(65,207)	(12,257)	(43,121)
Expense Reimbursement	(86,374)	(2,384)	(40,478)	-
Net Expenses	315,829	65,207	20,224	193,015
Net Investment Income (Loss)	108,949	8,611	32,240	202,200

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	(284,261)	(1,869,484)	(45,983)	2,831,206
In-Kind Redemptions	7,730,353	63,409	306,313	168,501
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	394,140	2,064,488	144,667	1,349,177
Investments in Affiliates	-	(14,973)	-	-
Net Realized and Unrealized Gain (Loss)	7,840,232	243,440	404,997	4,348,884
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,949,181	$252,051	$437,237	$4,551,084

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Operations

For the Six Months Ended December 31, 2023 (Unaudited)

	AdvisorShares MSOS 2X Daily ETF	AdvisorShares Psychedelics ETF	AdvisorShares Pure Cannabis ETF	AdvisorShares Pure US Cannabis ETF
INVESTMENT INCOME:
Dividend Income	$420,737	$6,602	$185,798	$9,157,922
Securities Lending Income (Net) (Note 2)	-	36,781	164,923	-
Total Investment Income	420,737	43,383	350,721	9,157,922

EXPENSES:
Advisory Fees	82,777	19,753	115,062	1,457,609
Accounting & Administration Fees	26,456	41,006	50,946	117,886
Audit & Tax Fees	8,615	9,682	12,373	10,132
Legal Fees	6,468	3,418	7,494	83,027
Exchange Listing Fees	3,983	3,985	4,037	9,162
Custody Fees	1,928	1,804	2,096	19,875
Reports to Shareholders Fees	2,697	7,226	81,377	131,710
Trustee Fees	3,035	2,891	3,172	5,630
CCO Fees	616	468	2,584	26,414
Transfer Agent Fees	735	247	1,440	18,219
Insurance Fees	137	145	1,372	10,961
Registration Fees	31	7	-	2,353
Organizational Fees	3,068	-	-	-
Miscellaneous Fees	405	245	1,351	14,074
Total Expenses	140,951	90,877	283,304	1,907,052
Advisory Fees Waived/Recoupment	(49,593)	(19,753)	(115,062)	(109,320)
Expense Reimbursement	-	(38,533)	(90,377)	-
Net Expenses	91,358	32,591	77,865	1,797,732
Net Investment Income (Loss)	329,379	10,792	272,856	7,360,190

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	-	(1,823,149)	(17,181,156)	(319,525)
Investments in Affiliates	-	(36,914)	(7,911,271)	(13,467,277)
In-Kind Redemptions	-	-	(65,533)	7
In-Kind Redemptions in Affiliates	-	-	25,686	(44,959)
Swaps	(1,902,571)	-	-	78,480,014
Foreign Currency Transactions	-	-	-	517
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	-	932,935	18,695,784	296,173
Investments in Affiliates	-	(888,005)	12,488,518	11,108,975
Swaps	(44,172)	-	-	1,475,136
Net Realized and Unrealized Gain (Loss)	(1,946,743)	(1,815,133)	6,052,028	77,529,061
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,617,364)	$(1,804,341)	$6,324,884	$84,889,251

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Operations

For the Six Months Ended December 31, 2023 (Unaudited)

	AdvisorShares Q Dynamic Growth ETF	AdvisorShares Ranger Equity Bear ETF	AdvisorShares Restaurant ETF	AdvisorShares STAR Global Buy-Write ETF
INVESTMENT INCOME:
Dividend Income	$251,153	$3,071,121	$19,141	$684,767
Interest Income	-	1,832,402	-	-
Securities Lending Income (Net) (Note 2)	2,369	-	165	8,415
Foreign Withholding Tax	-	(350)	(300)	-
Total Investment Income	253,522	4,903,173	19,006	693,182

EXPENSES:
Advisory Fees	119,849	801,404	7,622	224,959
Accounting & Administration Fees	38,645	40,418	39,226	39,540
Audit & Tax Fees	9,979	10,066	9,985	10,285
Legal Fees	6,691	31,089	465	11,830
Exchange Listing Fees	3,984	3,984	3,985	3,985
Custody Fees	1,672	5,243	928	2,773
Reports to Shareholders Fees	5,629	37,658	934	16,107
Trustee Fees	3,146	3,893	2,854	3,367
CCO Fees	1,870	10,358	239	3,940
Pricing Fees	-	2,145	-	-
Transfer Agent Fees	817	4,007	95	1,985
Insurance Fees	797	3,212	59	958
Registration Fees	-	-	-	82
Dividend Expense	-	1,024,507	-	-
Miscellaneous Fees	996	6,121	74	1,997
Total Expenses	194,075	1,984,105	66,466	321,808
Advisory Fees Waived/Recoupment	(36,091)	-	(7,622)	-
Expense Reimbursement	-	-	(46,268)	-
Net Expenses	157,984	1,984,105	12,576	321,808
Net Investment Income (Loss)	95,538	2,919,068	6,430	371,374

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	(38,090)	(15)	(2,116)	(473,609)
In-Kind Redemptions	527,894	-	-	706,128
Short Sales	-	(11,314,996)	-	-
Options Written	-	-	-	(96,632)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	809,863	-	149,110	2,072,142
Short Sales	-	1,754,862	-	-
Options Written	-	-	-	9,808
Net Realized and Unrealized Gain (Loss)	1,299,667	(9,560,149)	146,994	2,217,837
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,395,205	$(6,641,081)	$153,424	$2,589,211

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Operations

For the Six Months Ended December 31, 2023 (Unaudited)

AdvisorShares Vice ETF
INVESTMENT INCOME:
Dividend Income	$90,429
Securities Lending Income (Net) (Note 2)	932
Foreign Withholding Tax	(846)
Total Investment Income	90,515

EXPENSES:
Advisory Fees	25,310
Accounting & Administration Fees	36,124
Audit & Tax Fees	9,776
Legal Fees	1,869
Exchange Listing Fees	3,984
Custody Fees	1,372
Reports to Shareholders Fees	7,097
Trustee Fees	3,040
CCO Fees	713
Transfer Agent Fees	316
Insurance Fees	203
Miscellaneous Fees	408
Total Expenses	90,212
Advisory Fees Waived/Recoupment	(25,310)
Expense Reimbursement	(23,140)
Net Expenses	41,762
Net Investment Income (Loss)	48,753

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	(367,697)
In-Kind Redemptions	126,989
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(281,431)
Net Realized and Unrealized Gain (Loss)	(522,139)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(473,386)

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Dorsey Wright ADR ETF		AdvisorShares Dorsey Wright FSM All Cap World ETF
	Six months ended December 31, 2023	Year ended June 30,	Six months ended December 31, 2023	Year ended June 30,
	(Unaudited)	2023	(Unaudited)	2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$114,347	$872,837	$(43,337)	$1,644,218
Net Realized Gain (Loss)	343,022	(3,645,498)	1,154,294	(8,795,986)
Net Change in Unrealized Appreciation (Depreciation)	2,778,215	4,298,903	4,893,355	10,656,650
Net Increase (Decrease) In Net Assets Resulting From Operations	3,235,584	1,526,242	6,004,312	3,504,882
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(137,417)	(830,502)	(1,203,485)	(459,135)
Total Distributions	(137,417)	(830,502)	(1,203,485)	(459,135)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	-	3,234,714	8,638,699	12,774,890
Value of Shares Redeemed	(6,632,075)	(17,130,470)	(27,933,088)	(13,823,487)
Net Increase (Decrease) From Capital Stock Transactions	(6,632,075)	(13,895,756)	(19,294,389)	(1,048,597)
Net Increase (Decrease) in Net Assets	(3,533,908)	(13,200,016)	(14,493,562)	1,997,150
Net Assets:
Beginning of Year/Period	28,737,804	41,937,820	86,173,826	84,176,676
End of Year/Period	$25,203,896	$28,737,804	$71,680,264	$86,173,826
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	580,000	865,000	2,730,000	2,775,000
Shares Sold	-	65,000	275,000	405,000
Shares Repurchased	(130,000)	(350,000)	(890,000)	(450,000)
Shares Outstanding, End of Year/Period	450,000	580,000	2,115,000	2,730,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Dorsey Wright FSM US Core ETF		AdvisorShares Dorsey Wright Short ETF
	Six months ended December 31, 2023	Year ended June 30,	Six months ended December 31, 2023	Year ended June 30,
	(Unaudited)	2023	(Unaudited)	2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$115,381	$762,793	$680,827	$1,405,850
Net Realized Gain (Loss)	845,454	(1,889,408)	1,291,574	(6,101,769)
Net Change in Unrealized Appreciation (Depreciation)	7,084,890	13,180,154	(3,880,218)	(4,925,796)
Net Increase (Decrease) In Net Assets Resulting From Operations	8,045,725	12,053,539	(1,907,817)	(9,621,715)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(278,455)	(703,469)	(1,498,804)	-
Total Distributions	(278,455)	(703,469)	(1,498,804)	-
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	-	5,428,998	6,699,681	48,998,000
Value of Shares Redeemed	(2,607,185)	(6,995,099)	(12,353,586)	(62,282,952)
Net Increase (Decrease) From Capital Stock Transactions	(2,607,185)	(1,566,101)	(5,653,905)	(13,284,952)
Net Increase (Decrease) in Net Assets	5,160,085	9,783,969	(9,060,526)	(22,906,667)
Net Assets:
Beginning of Year/Period	89,547,497	79,763,528	24,092,592	46,999,259
End of Year/Period	$94,707,582	$89,547,497	$15,032,066	$24,092,592
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	2,435,000	2,480,000	2,745,000	4,480,000
Shares Sold	-	160,000	770,000	5,110,000
Shares Repurchased	(70,000)	(205,000)	(1,375,000)	(6,845,000)
Shares Outstanding, End of Year/Period	2,365,000	2,435,000	2,140,000	2,745,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Focused Equity ETF		AdvisorShares Gerber Kawasaki ETF
	Six months ended December 31, 2023	Year ended June 30,	Six months ended December 31, 2023	Year ended June 30,
	(Unaudited)	2023	(Unaudited)	2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$108,949	$163,855	$8,611	$146,226
Net Realized Gain (Loss)	7,446,092	1,739,546	(1,806,075)	(4,388,490)
Net Change in Unrealized Appreciation (Depreciation)	394,140	7,913,050	2,049,515	6,071,863
Net Increase (Decrease) In Net Assets Resulting From Operations	7,949,181	9,816,451	252,051	1,829,599
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(207,722)	(155,922)	(24,170)	(185,487)
Total Distributions	(207,722)	(155,922)	(24,170)	(185,487)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	33,914,451	39,967,140	1,033,868	3,211,361
Value of Shares Redeemed	(25,294,065)	(7,723,911)	(265,757)	(3,123,864)
Net Increase (Decrease) From Capital Stock Transactions	8,620,386	32,243,229	768,111	87,497
Net Increase (Decrease) in Net Assets	16,361,845	41,903,758	995,992	1,731,609
Net Assets:
Beginning of Year/Period	70,001,719	28,097,961	17,577,836	15,846,227
End of Year/Period	$86,363,564	$70,001,719	$18,573,828	$17,577,836
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	1,305,000	665,000	980,000	970,000
Shares Sold	590,000	805,000	60,000	185,000
Shares Repurchased	(435,000)	(165,000)	(15,000)	(175,000)
Shares Outstanding, End of Year/Period	1,460,000	1,305,000	1,025,000	980,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Hotel ETF		AdvisorShares Insider Advantage ETF
	Six months ended December 31, 2023	Year ended June 30,	Six months ended December 31, 2023	Year ended June 30,
	(Unaudited)	2023	(Unaudited)	2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$32,240	$46,173	$202,200	$671,231
Net Realized Gain (Loss)	260,330	(682,450)	2,999,707	1,582,690
Net Change in Unrealized Appreciation (Depreciation)	144,667	1,885,589	1,349,177	2,929,681
Net Increase (Decrease) In Net Assets Resulting From Operations	437,237	1,249,312	4,551,084	5,183,602
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(65,051)	(9,873)	(498,714)	(693,692)
Total Distributions	(65,051)	(9,873)	(498,714)	(693,692)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	547,885	515,916	-	29,857,485
Value of Shares Redeemed	(1,200,840)	(3,466,291)	(1,480,157)	(38,344,744)
Net Increase (Decrease) From Capital Stock Transactions	(652,955)	(2,950,375)	(1,480,157)	(8,487,259)
Net Increase (Decrease) in Net Assets	(280,769)	(1,710,936)	2,572,213	(3,997,349)
Net Assets:
Beginning of Year/Period	4,186,015	5,896,951	42,380,831	46,378,180
End of Year/Period	$3,905,246	$4,186,015	$44,953,044	$42,380,831
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	165,000	300,000	445,000	540,000
Shares Sold	20,000	20,000	-	345,000
Shares Repurchased	(45,000)	(155,000)	(15,000)	(440,000)
Shares Outstanding, End of Year/Period	140,000	165,000	430,000	445,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares MSOS 2X Daily ETF		AdvisorShares Psychedelics ETF
	Six months ended December 31, 2023	For the period August 24, 2022* to June 30,	Six months ended December 31, 2023	Year ended June 30,
	(Unaudited)	2023	(Unaudited)	2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$329,379	$134,516	$10,792	$159,458
Net Realized Gain (Loss)	(1,902,571)	(11,579,539)	(1,860,063)	(6,529,121)
Net Change in Unrealized Appreciation (Depreciation)	(44,172)	44,172	44,930	3,570,992
Net Increase (Decrease) In Net Assets Resulting From Operations	(1,617,364)	(11,400,851)	(1,804,341)	(2,798,671)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	-	-	(14,045)	(160,462)
Total Distributions	-	-	(14,045)	(160,462)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	30,508,735	18,433,063	1,351,046	4,343,946
Value of Shares Redeemed	(6,659,412)	-	-	-
Net Increase (Decrease) From Capital Stock Transactions	23,849,323	18,433,063	1,351,046	4,343,946
Net Increase (Decrease) in Net Assets	22,231,959	7,032,212	(467,340)	1,384,813
Net Assets:
Beginning of Year/Period	7,032,212	-	6,893,517	5,508,704
End of Year/Period	$29,264,171	$7,032,212	$6,426,177	$6,893,517
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	2,180,000	-	3,745,000	2,155,000
Shares Sold	6,880,000	2,180,000	840,000	1,590,000
Shares Repurchased	(1,005,000)	-	-	-
Shares Outstanding, End of Year/Period	8,055,000	2,180,000	4,585,000	3,745,000

*	Commencement of operations.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Pure Cannabis ETF		AdvisorShares Pure US Cannabis ETF
	Six months ended December 31, 2023	Year ended June 30,	Six months ended December 31, 2023	Year ended June 30,
	(Unaudited)	2023	(Unaudited)	2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$272,856	$487,086	$7,360,190	$4,842,970
Net Realized Gain (Loss)	(25,132,274)	(84,353,104)	64,648,777	(866,906,531)
Net Change in Unrealized Appreciation (Depreciation)	31,184,302	47,752,285	12,880,284	505,586,045
Net Increase (Decrease) In Net Assets Resulting From Operations	6,324,884	(36,113,733)	84,889,251	(356,477,516)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(172,881)	(305,589)	-	-
Total Distributions	(172,881)	(305,589)	-	-
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	-	472,085	184,464,518	262,950,333
Value of Shares Redeemed	(878,793)	(1,847,333)	(10,648,719)	(77,778,692)
Net Increase (Decrease) From Capital Stock Transactions	(878,793)	(1,375,248)	173,815,799	185,171,641
Net Increase (Decrease) in Net Assets	5,273,210	(37,794,570)	258,705,050	(171,305,875)
Net Assets:
Beginning of Year/Period	34,021,982	71,816,552	343,385,147	514,691,022
End of Year/Period	$39,295,192	$34,021,982	$602,090,197	$343,385,147
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	13,160,000	13,605,000	62,665,000	49,740,000
Shares Sold	-	80,000	25,790,000	24,030,000
Shares Repurchased	(320,000)	(525,000)	(1,760,000)	(11,105,000)
Shares Outstanding, End of Year/Period	12,840,000	13,160,000	86,695,000	62,665,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Q Dynamic Growth ETF		AdvisorShares Ranger Equity Bear ETF
	Six months ended December 31, 2023	Year ended June 30,	Six months ended December 31, 2023	Year ended June 30,
	(Unaudited)	2023	(Unaudited)	2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$95,538	$(136,141)	$2,919,068	$3,414,298
Net Realized Gain (Loss)	489,804	(3,602,758)	(11,315,011)	(41,465,197)
Net Change in Unrealized Appreciation (Depreciation)	809,863	10,839,811	1,754,862	(18,307,894)
Net Increase (Decrease) In Net Assets Resulting From Operations	1,395,205	7,100,912	(6,641,081)	(56,358,793)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	-	-	(6,472,046)	-
Total Distributions	-	-	(6,472,046)	-
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	8,759,994	3,311,679	35,151,899	193,612,444
Value of Shares Redeemed	(19,377,353)	(22,362,830)	(75,534,581)	(180,806,225)
Net Increase (Decrease) From Capital Stock Transactions	(10,617,359)	(19,051,151)	(40,382,682)	12,806,219
Net Increase (Decrease) in Net Assets	(9,222,154)	(11,950,239)	(53,495,809)	(43,552,574)
Net Assets:
Beginning of Year/Period	28,348,794	40,299,033	122,632,169	166,184,743
End of Year/Period	$19,126,640	$28,348,794	$69,136,360	$122,632,169
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	995,000	1,830,000	5,422,500	5,217,500
Shares Sold	300,000	135,000	1,570,000	6,900,000
Shares Repurchased	(670,000)	(970,000)	(3,380,000)	(6,695,000)
Shares Outstanding, End of Year/Period	625,000	995,000	3,612,500	5,422,500

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Restaurant ETF		AdvisorShares STAR Global Buy-Write ETF
	Six months ended December 31, 2023	Year ended June 30,	Six months ended December 31, 2023	Year ended June 30,
	(Unaudited)	2023	(Unaudited)	2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$6,430	$31,217	$371,374	$308,503
Net Realized Gain (Loss)	(2,116)	(253,346)	135,887	(1,168,572)
Net Change in Unrealized Appreciation (Depreciation)	149,110	892,606	2,081,950	5,394,948
Net Increase (Decrease) In Net Assets Resulting From Operations	153,424	670,477	2,589,211	4,534,879
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(13,961)	(53,627)	(610,224)	(717,637)
Total Distributions	(13,961)	(53,627)	(610,224)	(717,637)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	101,724	-	1,525,583	12,360,292
Value of Shares Redeemed	-	(648,016)	(2,949,250)	-
Net Increase (Decrease) From Capital Stock Transactions	101,724	(648,016)	(1,423,667)	12,360,292
Net Increase (Decrease) in Net Assets	241,187	(31,166)	555,320	16,177,534
Net Assets:
Beginning of Year/Period	2,599,680	2,630,846	53,724,569	37,547,035
End of Year/Period	$2,840,867	$2,599,680	$54,279,889	$53,724,569
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	120,000	155,000	1,430,000	1,085,000
Shares Sold	5,000	-	40,000	345,000
Shares Repurchased	-	(35,000)	(80,000)	-
Shares Outstanding, End of Year/Period	125,000	120,000	1,390,000	1,430,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Vice ETF
	Six months ended December 31, 2023	Year ended June 30,
	(Unaudited)	2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$48,753	$148,188
Net Realized Gain (Loss)	(240,708)	(542,464)
Net Change in Unrealized Appreciation (Depreciation)	(281,431)	1,628,296
Net Increase (Decrease) In Net Assets Resulting From Operations	(473,386)	1,234,020
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(132,733)	(80,580)
Total Distributions	(132,733)	(80,580)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	-	854,944
Value of Shares Redeemed	(1,328,339)	(921,036)
Net Increase (Decrease) From Capital Stock Transactions	(1,328,339)	(66,092)
Net Increase (Decrease) in Net Assets	(1,934,458)	1,087,348
Net Assets:
Beginning of Year/Period	9,781,907	8,694,559
End of Year/Period	$7,847,449	$9,781,907
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	340,000	345,000
Shares Sold	-	30,000
Shares Repurchased	(50,000)	(35,000)
Shares Outstanding, End of Year/Period	290,000	340,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights

	Six months ended December 31, 2023	Years Ended June 30,
AdvisorShares Dorsey Wright ADR ETF	(Unaudited)	2023	2022	2021	2020	2019
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$49.55	$48.48	$66.54	$53.25	$49.75	$53.34
Investment Operations
Net Investment Income (Loss)(1)	0.22	1.22	1.62	0.27	(0.03)	0.23
Net Realized and Unrealized Gain (Loss)	6.53	0.97	(18.48)	13.23	3.54	(3.51)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	6.75	2.19	(16.86)	13.50	3.51	(3.28)
Distributions from Net Investment Income	(0.29)	(1.12)	(1.20)	(0.21)	(0.01)	(0.31)
Total Distributions	(0.29)	(1.12)	(1.20)	(0.21)	(0.01)	(0.31)
Net Asset Value, End of Year/Period	$56.01	$49.55	$48.48	$66.54	$53.25	$49.75
Market Value, End of Year/Period	$56.05	$49.47	$48.47	$66.49	$52.97	$49.69
Total Return
Total Investment Return Based on Net Asset Value(3)	13.66%	4.69%	(25.51)%	25.39%	7.06%	(6.16)%
Total Investment Return Based on Market(3)	13.92%	4.55%	(25.45)%	25.95%	6.62%	(6.00)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$25,204	$28,738	$41,938	$88,836	$75,879	$108,198
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	1.10%	1.10%	0.99%	1.10%	1.02%	0.88%
Expenses, prior to expense waivers and reimbursements or recapture(4)	1.27%	1.15%	1.00%	0.96%	0.97%	1.07%
Net Investment Income (Loss)(4)	0.86%	2.52%	2.59%	0.44%	(0.06)%	0.47%
Portfolio Turnover Rate(5)	20%	101%	79%	85%	48%	120%

	Six months ended December 31, 2023	Years Ended June 30,			For the period December 26, 2019* to June 30,
AdvisorShares Dorsey Wright FSM All Cap World ETF	(Unaudited)	2023	2022	2021	2020
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$31.57	$30.33	$36.63	$28.07	$25.12
Investment Operations
Net Investment Income (Loss)(1)	(0.02)	0.58	0.01	(0.12)	(0.02)
Net Realized and Unrealized Gain (Loss)	2.92	0.82	(5.76)	8.74	2.97
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	2.90	1.40	(5.75)	8.62	2.95
Distributions from Net Investment Income	(0.58)	(0.16)	-	-	-
Distributions from Realized Capital Gains	-	-	(0.55)	(0.06)	-
Total Distributions	(0.58)	(0.16)	(0.55)	(0.06)	-
Net Asset Value, End of Year/Period	$33.89	$31.57	$30.33	$36.63	$28.07
Market Value, End of Year/Period	$33.89	$31.60	$30.34	$36.67	$28.07
Total Return
Total Investment Return Based on Net Asset Value(3)	9.17%	4.63%	(15.98)%	30.70%	11.76%
Total Investment Return Based on Market(3)	9.07%	4.71%	(16.06)%	30.85%	11.74%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$71,680	$86,174	$84,177	$155,673	$73,685
Ratio to Average Net Assets of:(6)
Expenses, after expense waivers and reimbursements or recapture(4)	0.98%	0.98%	0.91%	0.88%	0.99%
Expenses, prior to expense waivers and reimbursements or recapture(4)	1.01%	0.96%	0.94%	0.86%	1.12%
Net Investment Income (Loss)(4)	(0.11)%	1.87%	0.02%	(0.34)%	(0.17)%
Portfolio Turnover Rate(5)	56%	151%	244%	209%	46%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
(6)	The Fund invests in other funds and indirectly bear their proportionate shares of fees and expenses incurred by the funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

	Six months ended December 31, 2023	Years Ended June 30,			For the period December 26, 2019* to June 30,
AdvisorShares Dorsey Wright FSM US Core ETF	(Unaudited)	2023	2022	2021	2020
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$36.78	$32.16	$37.09	$27.51	$25.14
Investment Operations
Net Investment Income (Loss)(1)	0.05	0.32	0.11	(0.07)	0.05
Net Realized and Unrealized Gain (Loss)	3.34	4.60	(4.90)	9.72	2.32
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	3.39	4.92	(4.79)	9.65	2.37
Distributions from Net Investment Income	(0.12)	(0.30)	-	(0.03)	-
Distributions from Realized Capital Gains	-	-	(0.14)	(0.04)	-
Total Distributions	(0.12)	(0.30)	(0.14)	(0.07)	-
Net Asset Value, End of Year/Period	$40.05	$36.78	$32.16	$37.09	$27.51
Market Value, End of Year/Period	$40.07	$36.76	$32.08	$37.16	$27.46
Total Return
Total Investment Return Based on Net Asset Value(3)	9.20%	15.38%	(12.97)%	35.08%	9.43%
Total Investment Return Based on Market(3)	9.32%	15.61%	(13.36)%	35.59%	9.23%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$94,708	$89,547	$79,764	$93,649	$46,767
Ratio to Average Net Assets of:(4)
Expenses, after expense waivers and reimbursements or recapture(5)	0.98%	0.98%	0.93%	0.92%	0.99%
Expenses, prior to expense waivers and reimbursements or recapture(5)	0.98%	0.97%	0.95%	0.89%	1.15%
Net Investment Income (Loss)(5)	0.26%	0.95%	0.28%	(0.22)%	0.37%
Portfolio Turnover Rate(6)	50%	103%	50%	64%	53%

AdvisorShares Dorsey Wright Short ETF	Six months ended December 31, 2023		Years Ended June 30,								For the period July 11, 2018* to June 30,
	(Unaudited)		2023		2022		2021		2020		2019
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$8.78		$10.49		$8.59		$19.33		$24.90		$25.00
Investment Operations
Net Investment Income (Loss)(1)	0.25		0.36		(0.21)		(0.46)		(0.65)		0.13
Net Realized and Unrealized Gain (Loss)	(1.29)		(2.07)		2.11		(10.28)		(4.89)		(0.19)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	(1.04)		(1.71)		1.90		(10.74)		(5.54)		(0.06)
Distributions from Net Investment Income	(0.72)		-		-		-		(0.03)		(0.04)
Total Distributions	(0.72)		-		-		-		(0.03)		(0.04)
Net Asset Value, End of Year/Period	$7.02		$8.78		$10.49		$8.59		$19.33		$24.90
Market Value, End of Year/Period	$7.04		$8.75		$10.45		$8.56		$19.36		$24.93
Total Return
Total Investment Return Based on Net Asset Value(3)	(11.71)%		(16.31)%		22.15%		(55.58)%		(22.26)%		(0.27)%
Total Investment Return Based on Market(3)	(11.27)%		(16.27)%		22.08%		(55.79)%		(22.24)%		(0.18)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$15,032		$24,093		$46,999		$25,164		$113,098		$24,281
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(5)	3.96	%(7)	2.61	%(7)	2.71	%(7)	3.48	%(7)	3.56	%(7)	2.70	%(7)
Expenses, prior to expense waivers and reimbursements or recapture(5)	4.03	%(7)	2.56	%(7)	2.63	%(7)	3.55	%(7)	3.56	%(7)	3.26	%(7)
Net Investment Income (Loss)(5)	5.69%		3.77%		(2.35)%		(3.18)%		(2.58)%		0.53%
Portfolio Turnover Rate(6)	121%		263%		190%		243%		555%		357%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	The Fund invests in other funds and indirectly bear their proportionate shares of fees and expenses incurred by the funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.
(5)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
(7)	The expense ratio includes interest and dividend expenses on short sales of 2.73%, 1.45%, 1.46%, 2.46%, 2.47% and 1.71% for the period ended December 31, 2023, June 30, 2023, June 30, 2022, June 30, 2021, June 30, 2020 and June 30, 2019, respectively.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

	Six months ended December 31, 2023	Years Ended June 30,
AdvisorShares Focused Equity ETF	(Unaudited)	2023	2022	2021	2020	2019
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$53.64	$42.25	$46.65	$35.67	$34.42	$31.80
Investment Operations
Net Investment Income(1)	0.08	0.20	0.17	0.10	0.14	0.16
Net Realized and Unrealized Gain (Loss)	5.58	11.43	(4.49)	11.00	1.26	3.21
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	5.66	11.63	(4.32)	11.10	1.40	3.37
Distributions from Net Investment Income	(0.15)	(0.24)	(0.08)	(0.12)	(0.15)	(0.16)
Distributions from Realized Capital Gains	-	-	-	-	-	(0.59)
Total Distributions	(0.15)	(0.24)	(0.08)	(0.12)	(0.15)	(0.75)
Net Asset Value, End of Year/Period	$59.15	$53.64	$42.25	$46.65	$35.67	$34.42
Market Value, End of Year/Period	$59.42	$53.80	$42.21	$46.68	$34.88	$34.31
Total Return
Total Investment Return Based on Net Asset Value(3)	10.55%	27.59%	(9.28)%	31.15%	4.02%	11.09%
Total Investment Return Based on Market(3)	10.72%	28.10%	(9.44)%	34.20%	2.06%	10.74%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$86,364	$70,002	$28,098	$28,921	$19,616	$17,211
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.84%	0.84%	0.65%	0.66%	0.77%	0.72%
Expenses, prior to expense waivers and reimbursements or recapture(4)	1.07%	1.20%	1.09%	1.19%	1.43%	1.63%
Net Investment Income(4)	0.29%	0.42%	0.36%	0.24%	0.41%	0.49%
Portfolio Turnover Rate(5)	25%	18%	24%	25%	23%	19%

	Six months ended December 31, 2023	Year ended June 30,	For the period July 2, 2021* to June 30,
AdvisorShares Gerber Kawasaki ETF	(Unaudited)	2023	2022
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$17.94	$16.34	$25.03
Investment Operations
Net Investment Income(1)	0.01	0.15	0.07
Net Realized and Unrealized Gain (Loss)	0.19	1.65	(8.75)
Distributions of Net Realized Gains by other investment companies	-	-	0.00 (6)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	0.20	1.80	(8.68)
Distributions from Net Investment Income	(0.02)	(0.20)	(0.01)
Total Distributions	(0.02)	(0.20)	(0.01)
Net Asset Value, End of Year/Period	$18.12	$17.94	$16.34
Market Value, End of Year/Period	$18.10	$17.93	$16.35
Total Return
Total Investment Return Based on Net Asset Value(3)	1.16%	11.21%	(34.71)%
Total Investment Return Based on Market(3)	1.08%	11.09%	(34.65)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$18,574	$17,578	$15,846
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.75%	0.75%	0.75%
Expenses, prior to expense waivers and reimbursements or recapture(4)	1.53%	1.33%	1.37%
Net Investment Income(4)	0.10%	0.91%	0.31%
Portfolio Turnover Rate(5)	26%	48%	66%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
(6)	Amount represents less than $0.005 or 0.005%.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

	Six months ended December 31, 2023	Years Ended June 30,		For the period April 20, 2021* to June 30,
AdvisorShares Hotel ETF	(Unaudited)	2023	2022	2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$25.37	$19.66	$24.52	$24.32
Investment Operations
Net Investment Income (Loss)(1)	0.20	0.21	(0.02)	0.13
Net Realized and Unrealized Gain (Loss)	2.78	5.55	(4.75)	0.07
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	2.98	5.76	(4.77)	0.20
Distributions from Net Investment Income	(0.46)	(0.05)	(0.09)	-
Total Distributions	(0.46)	(0.05)	(0.09)	-
Net Asset Value, End of Year/Period	$27.89	$25.37	$19.66	$24.52
Market Value, End of Year/Period	$27.89	$25.34	$19.61	$24.56
Total Return
Total Investment Return Based on Net Asset Value(3)	11.79%	29.33%	(19.54)%	0.81%
Total Investment Return Based on Market(3)	11.89%	29.49%	(19.87)%	0.99%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$3,905	$4,186	$5,897	$7,724
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.99%	0.99%	0.99%	0.99%
Expenses, prior to expense waivers and reimbursements or recapture(4)	3.57%	2.40%	1.33%	6.60%
Net Investment Income (Loss)(4)	1.58%	0.92%	(0.07)%	2.70%
Portfolio Turnover Rate(5)	48%	120%	74%	21%

	Six months ended December 31, 2023	Years Ended June 30,
AdvisorShares Insider Advantage ETF	(Unaudited)	2023	2022	2021	2020	2019
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$95.24	$85.89	$95.53	$66.37	$68.21	$67.88
Investment Operations
Net Investment Income(1)	0.46	1.34	1.10	0.95	0.82	0.62
Net Realized and Unrealized Gain (Loss)	10.00	9.49	(9.68)	29.23	(1.84)	0.45
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	10.46	10.83	(8.58)	30.18	(1.02)	1.07
Distributions from Net Investment Income	(1.16)	(1.48)	(1.06)	(1.02)	(0.82)	(0.74)
Total Distributions	(1.16)	(1.48)	(1.06)	(1.02)	(0.82)	(0.74)
Net Asset Value, End of Year/Period	$104.54	$95.24	$85.89	$95.53	$66.37	$68.21
Market Value, End of Year/Period	$104.56	$95.24	$85.78	$95.41	$66.28	$68.13
Total Return
Total Investment Return Based on Net Asset Value(3)	10.98%	12.78%	(9.12)%	45.78%	(1.63)%	1.74%
Total Investment Return Based on Market(3)	11.00%	12.95%	(9.12)%	45.79%	(1.65)%	1.63%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$44,953	$42,381	$46,378	$48,243	$41,483	$61,386
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Expenses, prior to expense waivers and reimbursements or recapture(4)	1.10%	1.05%	0.96%	1.05%	1.07%	1.17%
Net Investment Income(4)	0.94%	1.51%	1.15%	1.18%	1.18%	0.93%
Portfolio Turnover Rate(5)	99%	278%	32%	40%	93%	218%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

	Six months ended December 31, 2023	For the period August 24, 2022* to June 30,
AdvisorShares MSOS 2X Daily ETF	(Unaudited)	2023
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$3.23	$25.00
Investment Operations
Net Investment Income(1)	0.07	0.15
Net Realized and Unrealized Gain (Loss)	0.33	(21.92)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	0.40	(21.77)
Net Asset Value, End of Year/Period	$3.63	$3.23
Market Value, End of Year/Period	$3.59	$3.26
Total Return
Total Investment Return Based on Net Asset Value(3)	12.39%	(87.08)%
Total Investment Return Based on Market(3)	10.12%	(86.96)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$29,264	$7,032
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.94%	0.95%
Expenses, prior to expense waivers and reimbursements or recapture(4)	1.44%	4.54%
Net Investment Income(4)	3.38%	3.44%
Portfolio Turnover Rate(5)	0%	0%

AdvisorShares Psychedelics ETF	Six months ended December 31, 2023 (Unaudited)		Year ended June 30, 2023	For the period September 16, 2021* to June 30, 2022
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$1.84		$2.56	$10.00
Investment Operations
Net Investment Income (Loss)(1)	0.00	(6)	0.05	(0.02)
Net Realized and Unrealized Loss	(0.44)		(0.72)	(7.42)
Net Decrease in Net Assets Resulting from Investment Operations(2)	(0.44)		(0.67)	(7.44)
Distributions from Net Investment Income	(0.00	)(6)	(0.05)	-
Total Distributions	(0.00	)(6)	(0.05)	-
Net Asset Value, End of Year/Period	$1.40		$1.84	$2.56
Market Value, End of Year/Period	$1.40		$1.86	$2.65
Total Return
Total Investment Return Based on Net Asset Value(3)	(23.70)%		(26.55)%	(74.44)%
Total Investment Return Based on Market(3)	(24.57)%		(28.45)%	(73.50)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$6,426		$6,894	$5,509
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.99%		0.99%	0.99%
Expenses, prior to expense waivers and reimbursements or recapture(4)	2.76%		3.01%	3.10%
Net Investment Income (Loss)(4)	0.33%		2.29%	(0.52)%
Portfolio Turnover Rate(5)	39%		73%	27%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
(6)	Amount represents less than $0.005 or 0.005%.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

	Six months ended December 31,	Years Ended				For the period April 17, 2019* to
	2023	June 30,				June 30,
AdvisorShares Pure Cannabis ETF	(Unaudited)	2023	2022	2021	2020	2019
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$2.59	$5.28	$21.15	$10.17	$22.99	$25.00
Investment Operations
Net Investment Income(1)	0.02	0.04	0.01	0.04	0.70	0.06
Net Realized and Unrealized Gain (Loss)	0.46	(2.71)	(15.35)	11.05	(12.75)	(2.07)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	0.48	(2.67)	(15.34)	11.09	(12.05)	(2.01)
Distributions from Net Investment Income	(0.01)	(0.02)	-	(0.11)	(0.70)	-
Distributions from Realized Capital Gains	-	-	(0.51)	-	(0.07)	-
Return of capital	-	-	(0.02)	-	-	-
Total Distributions	(0.01)	(0.02)	(0.53)	(0.11)	(0.77)	-
Net Asset Value, End of Year/Period	$3.06	$2.59	$5.28	$21.15	$10.17	$22.99
Market Value, End of Year/Period	$3.03	$2.59	$5.28	$21.12	$10.18	$23.02
Total Return
Total Investment Return Based on Net Asset Value(3)	18.88%	(50.63)%	(73.99)%	109.96%	(52.76)%	(8.06)%
Total Investment Return Based on Market(3)	17.48%	(50.54)%	(73.93)%	109.35%	(52.70)%	(7.92)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$39,295	$34,022	$71,817	$354,408	$45,503	$59,762
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.41%	0.51%	0.65%	0.74%	0.74%	0.74%
Expenses, prior to expense waivers and reimbursements or recapture(4)	1.48%	1.04%	0.88%	0.69%	1.17%	1.10%
Net Investment Income(4)	1.42%	0.88%	0.11%	0.21%	5.67%	1.35%
Portfolio Turnover Rate(5)	8%	40%	28%	46%	59%	26%

	Six months ended December 31,	Years Ended		For the period September 1, 2020* to
	2023	June 30,		June 30,
AdvisorShares Pure US Cannabis ETF	(Unaudited)	2023	2022	2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$5.48	$10.35	$40.22	$25.00
Investment Operations
Net Investment Income (Loss)(1)	0.10	0.08	(0.09)	(0.17)
Net Realized and Unrealized Gain (Loss)	1.36	(4.95)	(29.71)	15.39
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	1.46	(4.87)	(29.80)	15.22
Distributions from Realized Capital Gains	-	-	(0.07)	-
Total Distributions	-	-	(0.07)	-
Net Asset Value, End of Year/Period	$6.94	$5.48	$10.35	$40.22
Market Value, End of Year/Period	$6.96	$5.55	$10.37	$40.08
Total Return
Total Investment Return Based on Net Asset Value(3)	26.73%	(47.04)%	(74.20)%	60.86%
Total Investment Return Based on Market(3)	25.41%	(46.48)%	(74.06)%	60.32%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$602,090	$343,385	$514,691	$950,694
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.74%	0.74%	0.72%	0.69%
Expenses, prior to expense waivers and reimbursements or recapture(4)	0.78%	0.77%	0.75%	0.69%
Net Investment Income (Loss)(4)	3.03%	0.96%	(0.40)%	(0.49)%
Portfolio Turnover Rate(5)	12%	13%	48%	68%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

	Six months ended December 31,	Years Ended		For the period December 28, 2020* to
	2023	June 30,		June 30,
AdvisorShares Q Dynamic Growth ETF	(Unaudited)	2023	2022	2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$28.49	$22.02	$28.12	$25.00
Investment Operations
Net Investment Income (Loss)(1)	0.13	(0.10)	(0.15)	(0.09)
Net Realized and Unrealized Gain (Loss)	1.98	6.57	(5.95)	3.21
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	2.11	6.47	(6.10)	3.12
Net Asset Value, End of Year/Period	$30.60	$28.49	$22.02	$28.12
Market Value, End of Year/Period	$30.61	$28.49	$22.01	$28.13
Total Return
Total Investment Return Based on Net Asset Value(3)	7.41%	29.37%	(21.70)%	12.50%
Total Investment Return Based on Market(3)	7.44%	29.44%	(21.76)%	12.52%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$19,127	$28,349	$40,299	$68,763
Ratio to Average Net Assets of:(4)
Expenses, after expense waivers and reimbursements or recapture(5)	1.45%	1.32%	1.14%	1.43%
Expenses, prior to expense waivers and reimbursements or recapture(5)	1.78%	1.31%	1.13%	1.49%
Net Investment Income (Loss)(5)	0.88%	(0.44)%	(0.52)%	(0.65)%
Portfolio Turnover Rate(6)	199%	57%	106%	61%

AdvisorShares Ranger Equity Bear ETF	Six months ended December 31,		Years Ended
	2023		June 30,
	(Unaudited)		2023		2022		2021(7)		2020(7)		2019(7)
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$22.62		$31.85		$23.00		$48.55		$63.84		$78.01
Investment Operations
Net Investment Income (Loss)(1)	0.62		0.63		(0.97)		(1.59)		(0.64)		0.13
Net Realized and Unrealized Gain (Loss)	(2.27)		(9.86)		9.82		(23.96)		(14.55)		(14.30)
Distributions of Net Realized Gains by other investment companies	-		-		-		0.00	(8)	-		-
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	(1.65)		(9.23)		8.85		(25.55)		(15.19)		(14.17)
Distributions from Net Investment Income	(1.83)		-		-		-		(0.10)		-
Total Distributions	(1.83)		-		-		-		(0.10)		-
Net Asset Value, End of Year/Period	$19.14		$22.62		$31.85		$23.00		$48.55		$63.84
Market Value, End of Year/Period	$19.16		$22.63		$31.96		$23.00		$48.50		$63.90
Total Return
Total Investment Return Based on Net Asset Value(3)	(7.20)%		(28.99)%		38.48%		(52.62)%		(23.79)%		(18.16)%
Total Investment Return Based on Market(3)	(7.23)%		(29.19)%		38.96%		(52.58)%		(23.94)%		(17.87)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$69,136		$122,632		$166,185		$50,655		$162,019		$135,814
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(5)	4.09	%(9)	3.39	%(9)	4.15	%(9)	4.90	%(9)	3.10	%(9)	2.94	%(9)
Expenses, prior to expense waivers and reimbursements or recapture(5)	4.09	%(9)	3.39	%(9)	4.15	%(9)	4.90	%(9)	3.10	%(9)	2.94	%(9)
Net Investment Income (Loss)(5)	5.47%		2.34%		(3.70)%		(4.49)%		(1.07)%		0.18%
Portfolio Turnover Rate(6)	543%		1001%		1462%		669%		593%		338%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	The Fund invests in other funds and indirectly bear their proportionate shares of fees and expenses incurred by the funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.
(5)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
(7)	After the close of business on February 5, 2021, the Fund’s applicable class underwent a reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split.
(8)	Amount represents less than $0.005 or 0.005%.
(9)	The expense ratio includes interest and dividend expenses on short sales of 2.29%, 1.69%, 2.47%, 3.14%, 1.42% and 1.22% for the periods ended December 31, 2023, June 30, 2023, June 30, 2022, June 30, 2021, June 30, 2020 and June 30, 2019, respectively.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

	Six months ended			For the period April 20,
	December 31,	Years Ended		2021* to
	2023	June 30,		June 30,
AdvisorShares Restaurant ETF	(Unaudited)	2023	2022	2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$21.66	$16.97	$24.44	$24.69
Investment Operations
Net Investment Income(1)	0.05	0.23	0.13	0.00 (2)
Net Realized and Unrealized Gain (Loss)	1.13	4.89	(7.56)	(0.25)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(3)	1.18	5.12	(7.43)	(0.25)
Distributions from Net Investment Income	(0.11)	(0.43)	(0.04)	-
Total Distributions	(0.11)	(0.43)	(0.04)	-
Net Asset Value, End of Year/Period	$22.73	$21.66	$16.97	$24.44
Market Value, End of Year/Period	$22.73	$21.66	$16.93	$24.44
Total Return
Total Investment Return Based on Net Asset Value(4)	5.42%	30.59%	(30.46)%	(1.01)%
Total Investment Return Based on Market(4)	5.46%	30.95%	(30.62)%	(1.01)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$2,841	$2,600	$2,631	$5,988
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(5)	0.99%	0.99%	0.99%	0.99%
Expenses, prior to expense waivers and reimbursements or recapture(5)	5.23%	3.97%	2.11%	7.93%
Net Investment Income (Loss)(5)	0.51%	1.20%	0.57%	(0.03)%
Portfolio Turnover Rate(6)	39%	113%	86%	26%

AdvisorShares STAR Global Buy-Write ETF	Six months ended December 31,	Years Ended
	2023	June 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$37.57	$34.61	$39.83	$32.20	$32.28	$30.99
Investment Operations
Net Investment Income (Loss)(1)	0.26	0.25	0.13	(0.16)	0.09	0.13
Net Realized and Unrealized Gain (Loss)	1.66	3.35	(5.12)	7.89	(0.02)	1.29
Distributions of Net Realized Gains by other investment companies	-	-	-	0.00 (2)	-	-
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(3)	1.92	3.60	(4.99)	7.73	0.07	1.42
Distributions from Net Investment Income	(0.44)	(0.08)	-	(0.10)	(0.15)	(0.13)
Distributions from Realized Capital Gains	-	(0.56)	(0.23)	-	-	-
Total Distributions	(0.44)	(0.64)	(0.23)	(0.10)	(0.15)	(0.13)
Net Asset Value, End of Year/Period	$39.05	$37.57	$34.61	$39.83	$32.20	$32.28
Market Value, End of Year/Period	$39.04	$37.56	$34.62	$39.83	$32.25	$32.19
Total Return
Total Investment Return Based on Net Asset Value(4)	5.12%	10.60%	(12.64)%	24.04%	0.20%	4.62%
Total Investment Return Based on Market(4)	5.11%	10.54%	(12.60)%	23.86%	0.63%	4.27%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$54,280	$53,725	$37,547	$18,323	$12,882	$14,527
Ratio to Average Net Assets of:(7)
Expenses, after expense waivers and reimbursements or recapture(5)	1.22%	1.54%	1.85%	1.85%	1.85%	1.85%
Expenses, prior to expense waivers and reimbursements or recapture(5)	1.22%	1.33%	1.82%	2.48%	2.20%	2.34%
Net Investment Income (Loss)(5)	1.40%	0.71%	0.33%	(0.43)%	0.26%	0.43%
Portfolio Turnover Rate(6)	10%	23%	41%	55%	47%	49%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	Amount represents less than $0.005 or 0.005%.
(3)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(4)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(5)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
(7)	The Fund invests in other funds and indirectly bear their proportionate shares of fees and expenses incurred by the funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

	Six months ended December 31,	Years Ended
	2023	June 30,
AdvisorShares Vice ETF	(Unaudited)	2023	2022	2021	2020	2019
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$28.77	$25.20	$36.07	$22.81	$25.11	$25.60
Investment Operations
Net Investment Income(1)	0.16	0.45	0.18	0.19	0.42	0.45
Net Realized and Unrealized Gain (Loss)	(1.41)	3.38	(10.73)	13.44	(2.10)	(0.57)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	(1.25)	3.83	(10.55)	13.63	(1.68)	(0.12)
Distributions from Net Investment Income	(0.46)	(0.26)	(0.14)	(0.37)	(0.62)	(0.37)
Distributions from Realized Capital Gains	-	-	(0.18)	-	-	-
Total Distributions	(0.46)	(0.26)	(0.32)	(0.37)	(0.62)	(0.37)
Net Asset Value, End of Year/Period	$27.06	$28.77	$25.20	$36.07	$22.81	$25.11
Market Value, End of Year/Period	$27.07	$28.77	$25.13	$36.06	$22.80	$25.12
Total Return
Total Investment Return Based on Net Asset Value(3)	(4.35)%	15.24%	(29.45)%	59.98%	(6.91)%	(0.22)%
Total Investment Return Based on Market(3)	(4.32)%	15.58%	(29.62)%	60.05%	(6.99)%	(0.50)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$7,847	$9,782	$8,695	$13,889	$9,126	$13,183
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.99%	0.99%	0.99%	0.99%	0.90%	0.75%
Expenses, prior to expense waivers and reimbursements or recapture(4)	2.14%	1.90%	1.64%	1.71%	1.59%	1.43%
Net Investment Income(4)	1.16%	1.65%	0.59%	0.63%	1.77%	1.79%
Portfolio Turnover Rate(5)	64%	147%	83%	125%	41%	76%

(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Notes to Financial Statements

December 31, 2023 (Unaudited)

1. Organization

AdvisorShares Trust (the “Trust”) was organized as a Delaware statutory trust on July 30, 2007 and has authorized capital of unlimited shares. The Funds (defined below) are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2023, the Trust is comprised of 17 separate series (each, a “Fund” and, collectively, the “Funds”):

Fund	Ticker	Commencement of Operations
AdvisorShares Dorsey Wright ADR ETF	AADR	July 21, 2010
AdvisorShares Dorsey Wright FSM All Cap World ETF	DWAW	December 26, 2019
AdvisorShares Dorsey Wright FSM US Core ETF	DWUS	December 26, 2019
AdvisorShares Dorsey Wright Short ETF	DWSH	July 11, 2018
AdvisorShares Focused Equity ETF	CWS	September 20, 2016
AdvisorShares Gerber Kawasaki ETF	GK	July 2, 2021
AdvisorShares Hotel ETF	BEDZ	April 20, 2021
AdvisorShares Insider Advantage ETF	SURE	October 4, 2011
AdvisorShares MSOS 2X Daily ETF	MSOX	August 24, 2022
AdvisorShares Psychedelics ETF	PSIL	September 16, 2021
AdvisorShares Pure Cannabis ETF	YOLO	April 17, 2019
AdvisorShares Pure US Cannabis ETF	MSOS	September 1, 2020
AdvisorShares Q Dynamic Growth ETF	QPX	December 28, 2020
AdvisorShares Ranger Equity Bear ETF	HDGE	January 27, 2011
AdvisorShares Restaurant ETF	EATZ	April 20, 2021
AdvisorShares STAR Global Buy-Write ETF	VEGA	September 17, 2012
AdvisorShares Vice ETF	VICE	December 12, 2017

AdvisorShares Dorsey Wright ADR ETF (“Dorsey Wright ADR ETF”) seeks long-term capital appreciation above international benchmarks such as the MSCI EAFE Index.

AdvisorShares Dorsey Wright FSM All Cap World ETF (“Dorsey Wright FSM All Cap World ETF”) seeks to provide long-term capital appreciation with capital preservation as a secondary objective.

AdvisorShares Dorsey Wright FSM US Core ETF (“Dorsey Wright FSM US Core ETF”) seeks to provide long-term capital appreciation with capital preservation as a secondary objective.

AdvisorShares Dorsey Wright Short ETF (“Dorsey Wright Short ETF”) seeks capital appreciation through short selling securities.

AdvisorShares Focused Equity ETF (“Focused Equity ETF”) seeks long-term capital appreciation.

AdvisorShares Gerber Kawasaki ETF (“Gerber Kawasaki ETF”) seeks long-term capital appreciation.

AdvisorShares Hotel ETF (“Hotel ETF”) seeks long-term capital appreciation.

AdvisorShares Insider Advantage ETF (“Insider Advantage ETF”) seeks to generate long-term capital appreciation.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

1. Organization – (continued)

AdvisorShares MSOS 2X Daily ETF (“MSOS Daily 2X Daily ETF”) seeks daily investment results that, before fees and expenses, correspond to two times (2x) the daily total return of the AdvisorShares Pure US Cannabis ETF.

AdvisorShares Psychedelics ETF (“Psychedelics ETF”) seeks long-term capital appreciation.

AdvisorShares Pure Cannabis ETF (“Pure Cannabis ETF”) seeks long-term capital appreciation.

AdvisorShares Pure US Cannabis ETF (“Pure US Cannabis ETF”) seeks long-term capital appreciation.

AdvisorShares Q Dynamic Growth ETF (“Q Dynamic Growth ETF”) seeks to achieve long-term growth.

AdvisorShares Ranger Equity Bear ETF (“Ranger Equity Bear ETF”) seeks capital appreciation through short sales of domestically traded equity securities.

AdvisorShares Restaurant ETF (“Restaurant ETF”) seeks long-term capital appreciation.

AdvisorShares STAR Global Buy-Write ETF (“STAR Global Buy-Write ETF”) seeks consistent repeatable returns across all market cycles.

AdvisorShares Vice ETF (“Vice ETF”) seeks long-term capital appreciation.

Some of the Funds are considered “funds of funds” and seek to achieve their investment objectives by investing primarily in other affiliated and unaffiliated exchange-traded funds (“ETFs”), as well as other exchange-traded products (“ETPs”), such as, exchange-traded notes (“ETNs”) and closed-end funds.

Each Fund, except the Gerber Kawasaki ETF, Hotel ETF, MSOS 2X Daily ETF, Psychedelics ETF, Pure Cannabis ETF, Pure US Cannabis ETF, and Restaurant ETF, is a diversified investment company under the 1940 Act.

For the period ended December 31, 2023, the Funds held significant positions (greater than 25% of net assets), except those invested in short term money market instruments, in other funds as follows:

Fund	Security Name	Market Value as of December 31, 2023	% of Fund Net Assets as of December 31, 2023	Reference location
Dorsey Wright FSM All Cap World ETF	First Trust NASDAQ-100 Equal Weighted Index Fund	$35,894,482	50.1%	https://www.ftportfolios.com

	Invesco QQQ Trust Series 1	35,603,259	49.7	https://www.invesco.com

Dorsey Wright FSM US Core ETF	Invesco QQQ Trust Series 1	47,587,862	50.2	https://www.invesco.com

	SPDR S&P 500 ETF Trust	46,817,085	49.4	https://us.spdrs.com

Pure Cannabis ETF	AdvisorShares Pure US Cannabis ETF	21,295,104	54.2	Contained within this report.

STAR Global Buy-Write ETF	SPDR S&P 500 ETF Trust	20,906,035	38.5	https://us.spdrs.com

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation

In computing each Fund’s NAV, the Fund’s portfolio investments are generally valued based on their last readily available market price. Price information on listed securities, including any exchange-traded funds in which a Fund invests (“Underlying ETFs”), is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter (“OTC”) market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid price. When market quotations are not readily available, a portfolio investment’s fair value will be determined and such fair valuations will be used in calculating a Fund’s NAV.

The Board of Trustees of the Trust (the “Board”) has adopted valuation policies and procedures pursuant to which it has designated AdvisorShares Investments, LLC (the “Advisor”) to determine the fair value of each Fund’s investments, subject to the Board’s oversight, when market prices for those investments are not readily available, including when they are determined to be unreliable. Fair value determinations are made in good faith and in accordance with the fair value methodologies established by the Advisor.

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method. Dividend income and distributions to shareholders are recognized on the ex-dividend date and interest income and expenses are recognized on the accrual basis. Premiums and discounts are amortized over the life of the bond using the effective interest method.

Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The portion of dividend attributable to the return of capital is recorded against the cost basis of the security.

Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations.

Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

2. Summary of Significant Accounting Policies – (continued)

Futures Contracts

Certain Funds may invest in futures contracts (“futures”), in order to hedge its investments against fluctuations in value caused by changes in prevailing interest rates or market conditions. Such Funds may invest in futures as a primary investment strategy. Investments in futures may increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Fund holds. No monies are paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as ‘marking-to-the-market’. Once a final determination of variation margin is made, additional cash is required to be paid by or released to a Fund, and the Fund will realize a loss or gain. A Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying index. Use of long futures contracts subjects a Fund to risk of loss in excess of the amounts shown on its Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects a Fund to unlimited risk of loss. A Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures contract; therefore, a Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

Swap Agreements

Certain Funds may invest in equity swaps to obtain exposure to the underlying referenced security, obtain leverage or enjoy the returns from ownership without actually owning equity. Equity swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Equity swap contracts are marked to market daily based on the value of the underlying security and the change, if any, is recorded as an unrealized gain or loss.

Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

Equity swaps are derivatives, and their value can be very volatile. To the extent that the Advisor or Sub-Advisor, as applicable, does not accurately analyze and predict future market trends, the values of assets or economic factors, a Fund may suffer a loss, which may be substantial. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents. As a result, the markets for certain types of swaps have become relatively liquid. Periodic payments received or paid by a Fund are recorded as realized gains or losses.

Repurchase Agreements

The Funds may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

2. Summary of Significant Accounting Policies – (continued)

the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the respective Fund may be delayed or limited.

Short Sales

Certain Funds may sell securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security (short sale). When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date as an expense. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. A Fund also is subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

A Fund is required to pledge cash or securities to the broker as collateral for any securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statement of Assets and Liabilities and securities segregated as collateral are denoted in Schedule of Investments. A Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security. The net amount of income or fees paid to Dorsey Wright Short ETF and Ranger Equity Bear ETF for the period ended December 31, 2023 was $198,134 and $1,832,402, respectively, which is included as Interest in the Statement of Operations.

Deposits with brokers and segregated cash for securities sold short represent cash balances on deposit with the respective Fund’s prime brokers and custodian. A Fund is subject to credit risk should the prime brokers be unable to meet its obligations to the Fund.

Options

Certain Funds are authorized to write and purchase put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

2. Summary of Significant Accounting Policies – (continued)

Short-Term Investments

In addition to repurchase agreements, each Fund may invest in high-quality short-term debt securities and money market instruments on an ongoing basis to maintain liquidity or pending selection of investments in accordance with its policies. These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances and U.S. government securities.

Securities Lending

The Funds participate in a securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the applicable Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted as cash and non-cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into money market instruments and overnight repurchase agreements, which are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. Government or any agency, instrumentality or authority of the U.S. Government. The securities purchased with cash collateral received are reflected in the Schedule of Investments. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The money market instruments and repurchase agreements income related to the Program earned by a Fund is disclosed on the Statement of Operations.

The value of loaned securities and related collateral outstanding at December 31, 2023 are shown in the Schedules of Investments and Statements of Assets and Liabilities. Non-cash collateral received by a Fund may not be sold or re-pledged except to satisfy a borrower default. Non-cash collateral is included on a Fund’s Schedule of Investments and Statement of Asset and Liabilities.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

2. Summary of Significant Accounting Policies – (continued)

	Gross Amounts of	Gross Amounts Offset in the	Net Amounts Presented in the	Gross Amounts not offset in the Statements of Assets and Liabilities
Fund and Description	Recognized Assets and (Liabilities)	Statements of Assets and (Liabilities)	Statements of Assets and (Liabilities)	Financial Instruments		Collateral Pledged/ Received	Net Amount
Dorsey Wright ADR ETF
Securities Lending	$(2,314,840)	$-	$(2,314,840)	$2,314,840	(1)	$-	$-
Money Market Instruments	2,314,840	-	2,314,840	2,314,840		-	-
Gerber Kawasaki ETF
Securities Lending	(141,375)	-	(141,375)	141,375	(1)	-	-
Money Market Instruments	141,375	-	141,375	141,375		-	-
Psychedelics ETF
Securities Lending	(659,670)	-	(659,670)	659,670	(1)	-	-
Money Market Instruments	659,670	-	659,670	659,670		-	-
Pure Cannabis ETF
Securities Lending	2,528,560	-	2,528,560	2,528,560	(1)	-	-
Money Market Instruments	(2,528,560)	-	(2,528,560)	(2,528,560)		-	-
Pure US Cannabis ETF
Swaps	(205,325)	-	(205,325)	-		-	(205,325)
STAR Global Buy-Write ETF
Securities Lending	(513,393)	-	(513,393)	513,393	(1)	-	-
Money Market Instruments	513,393	-	513,393	513,393		-	-

(1)	Collateral for securities on loan is included in the Schedules of Investments and consists of Repurchase Agreements and/or shares of Money Market instruments.

Dividends and Distributions

Each Fund will generally pay out dividends to shareholders at least annually. Each Fund will distribute its net capital gains, if any, to shareholders annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. Distributions are recorded on ex-dividend date.

Indemnifications

In the normal course of business, each Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Recent Accounting Pronouncement

Tailored Shareholder Reports

In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (ETFs); Fee Information in Investment Company Advertisements. The rule and form amendments will require mutual funds and ETFs to transmit concise and visually engaging shareholder reports that highlight key information. The amendments also will require that funds tag information in a structured data format. In addition,

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

2. Summary of Significant Accounting Policies – (continued)

the rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.

Accounting Standards Update 2020-04 Reference Rate Reform

In March 2020, the FASB issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the consolidated financial statements.

3. Investment Advisory Agreement and Other Agreements

Investment Advisory Agreement

Each Fund has entered into an investment advisory agreement with the Advisor pursuant to which the Advisor serves as the Fund’s investment adviser. Pursuant to the agreement, the Advisor has overall responsibility for the general management and investment of each Fund’s portfolio, and has ultimate responsibility (subject to oversight by the Board) for investment and operational oversight of a Fund’s sub-adviser, if applicable. For its services, the Advisor is entitled to an annual management fee from each Fund, which is calculated daily and paid monthly based on the Fund’s average daily net assets. From time to time, the Advisor may waive all or a portion of its fee for a Fund.

The Advisor’s annual management fee for each Fund is as follows:

Fund	Rate
Dorsey Wright ADR ETF	0.75%
Dorsey Wright FSM All Cap World ETF	0.75%
Dorsey Wright FSM US Core ETF	0.75%
Dorsey Wright Short ETF	0.75%
Focused Equity ETF	0.75	%*
Gerber Kawasaki ETF	0.75%
Hotel ETF	0.60%
Insider Advantage ETF	0.70%
MSOS 2X Daily ETF	0.85%
Psychedelics ETF	0.60%
Pure Cannabis ETF	0.60	%**
Pure US Canabis ETF	0.60%
Q Dynamic Growth ETF	1.00	%*
Ranger Equity Bear ETF	1.50%
Restaurant ETF	0.60%
STAR Global Buy-Write ETF	0.85	%***
Vice ETF	0.60%

*	The Advisor’s advisory fee has two components – the base fee (disclosed in the table above) and the performance fee adjustment. The base fee is the pre-determined rate at which the Advisor is paid when the Fund’s net performance is in

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

3. Investment Advisory Agreement and Other Agreements – (continued)

line with Fund’s pre-determined performance benchmark. The base fee is subject to an upward or downward adjustment by the performance fee. If the Fund outperforms the performance benchmark, the Advisor may receive an upward fee adjustment. If the Fund underperforms the performance benchmark, the Advisor may receive a downward fee adjustment. The Advisor’s annual base fee based on the Fund’s average daily net assets. The performance fee adjustment is derived by comparing the Fund’s performance over a rolling twelve-month period to its performance benchmark, which is set forth in the table below. The base fee is adjusted at a rate of 0.02% for every 0.25% to 0.50% of out-performance or under-performance compared to the performance benchmark, but only up to 2.00% of the performance benchmark. As a result, the maximum possible performance fee adjustment, up or down, to the base fee is 0.10%. Accordingly, the Advisor’s annual advisory fee may range as follows, based on the Fund’s average daily net assets:

Fund	Performance Benchmark	Annual Advisory Fee Range
Focused Equity ETF	S&P 500 Index	0.65% to 0.85%
Q Dynamic Growth ETF	S&P 500 Index	0.90% to 1.10%

With respect to the AdvisorShares Focused Equity ETF, the following table illustrates how the effective annual rate of the advisory fee would vary under this arrangement, which is commonly referred to as a “fulcrum” fee arrangement:

Base Fee	0.75%
Incremental Changes	0.02%
Performance to Benchmark	Advisory Fee
2.00%	0.85%
1.50%	0.83%
1.25%	0.81%
1.00%	0.79%
0.50%	0.77%
+/—	0.75%
-0.50%	0.73%
-1.00%	0.71%
-1.25%	0.69%
-1.50%	0.67%
-2.00%	0.65%

With respect to the AdvisorShares Q Dynamic Growth ETF, the following table illustrates how the effective annual rate of the advisory fee would vary under the Fund’s “fulcrum” fee arrangement:

Base Fee	1.00%
Incremental Changes	0.02%
Performance to Benchmark	Advisory Fee
2.00%	1.10%
1.50%	1.08%
1.25%	1.06%
1.00%	1.04%
0.50%	1.02%
+/—	1.00%
-0.50%	0.98%
-1.00%	0.96%
-1.25%	0.94%
-1.50%	0.92%
-2.00%	0.90%

**	The Fund’s advisory fee is 0.60% less the acquired fund fees and expenses related to any investment in AdvisorShares Pure US Cannabis ETF.
***	Effective October 1, 2022, the Fund’s advisory fee was changed from 1.35% to 0.85% of the Fund’s average daily net assets.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

3. Investment Advisory Agreement and Other Agreements – (continued)

Sub-Advisory Agreements

Each Fund’s investment sub-adviser, as applicable, provides investment advice and management services to its respective Fund(s). The Advisor supervises the day-to-day investment and reinvestment of the assets in each Fund and is responsible for monitoring the Fund’s adherence to its investment mandate. Pursuant to an investment sub-advisory agreement between each sub-adviser and the Advisor, the sub-adviser is entitled to a fee, which is paid by the Advisor and is not an additional expense of the applicable Fund, that is calculated daily and paid monthly by the Advisor, at an annual rate based on the average daily net assets of its respective Fund(s) as follows:

	Sub-Advisor	Sub-Advisory Fee Rate
Gerber Kawasaki ETF	Gerber Kawasaki, Inc.	0.50%
Ranger Equity Bear ETF	Ranger Alternative Management, L.P.	1.00%
STAR Global Buy-Write ETF	CreativeOne Wealth, LLC	0.55%*

*	Effective October 1, 2022, the Fund’s sub-advisory fee was changed from 0.85% to 0.55% of the Fund’s daily net assets.

From time to time, a sub-adviser may waive all or a portion of its fee for a fund.

Expense Limitation Agreement

The Advisor has contractually agreed to waive its fees and/or reimburse expenses in order to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding a specified percentage of each Fund’s average daily net assets for at least one year from the date of the Fund’s currently effective prospectus. The expense limitation agreement may be terminated without payment of any penalty (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. The expense limits in effect for each Fund during the year ended June 30, 2023 were as follows:

Fund	Rate
Dorsey Wright ADR ETF	1.10%
Dorsey Wright FSM All Cap World ETF	0.99%
Dorsey Wright FSM US Core ETF	0.99%
Dorsey Wright Short ETF	1.25%
Focused Equity ETF	0.65%-0.85	%(a)
Gerber Kawasaki ETF	0.75%
Hotel ETF	0.99%
Insider Advantage ETF	0.90%
MSOS 2X Daily ETF	0.95%
Psychedelics ETF	0.99%
Pure Cannabis ETF	0.74%
Pure US Canabis ETF	0.74%
Q Dynamic Growth ETF	1.45%

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

3. Investment Advisory Agreement and Other Agreements – (continued)

Fund	Rate
Ranger Equity Bear ETF	1.85%
Restaurant ETF	0.99%
STAR Global Buy-Write ETF	1.85%
Vice ETF	0.99%

(a)	The expense limit is equal to the annual rate of the Advisor’s contractual advisory fee, which can range from 0.65% to 0.85%.

If at any point it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Board may permit the Advisor to retain the difference between a Fund’s total annual operating expenses and the Fund’s expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.

All or a portion of the following Advisor waived and/or reimbursed expenses may be recaptured no later than during the fiscal years indicated:

	Expenses	Recoupment	Recoupment
Fund	Reimbursed	Balance	Expiration
Dorsey Wright ADR ETF	$12,898	$12,898	6/30/2025
	18,402	18,402	6/30/2026
Total	31,300	31,300

Dorsey Wright FSM All Cap World ETF	32,530	14,930	6/30/2025
	1,457	-	6/30/2026
Total	33,987	14,930

Dorsey Wright FSM US Core ETF	24,662	18,117	6/30/2025
	2,491	-	6/30/2026
Total	27,153	18,117

Dorsey Wright Short ETF	18,585	607	6/30/2024
	1,223	-	6/30/2026
Total	19,808	607

Focused Equity ETF	125,958	125,958	6/30/2024
	134,742	134,742	6/30/2025
	137,790	137,790	6/30/2026
Total	398,490	398,490

Gerber Kawasaki ETF	110,127	110,127	6/30/2025
	93,397	93,397	6/30/2026
Total	203,524	203,524

Hotel ETF	47,304	47,304	6/30/2024
	28,064	28,064	6/30/2025
	70,955	70,955	6/30/2026
Total	146,323	146,323

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

3. Investment Advisory Agreement and Other Agreements – (continued)

	Expenses	Recoupment	Recoupment
Fund	Reimbursed	Balance	Expiration
Insider Advantage ETF	67,609	67,609	6/30/2024
	31,171	31,171	6/30/2025
	67,433	67,433	6/30/2026
Total	166,213	166,213

MSOS 2x Daily ETF	140,628	140,585	6/30/2026
	140,628	140,585
Psychedelics ETF	94,175	94,175	6/30/2025
	140,498	140,498	6/30/2026
Total	234,673	234,673

Pure Cannabis ETF	283,232	283,232	6/30/2025
	165,820	165,820	6/30/2026
Total	449,052	449,052

Pure US Cannabis ETF	291,422	291,422	6/30/2025
	145,696	136,205	6/30/2026
Total	437,118	427,627

Q Dynamic Growth ETF	3,158	-	6/30/2025
	2,148	2,148	6/30/2026
Total	5,306	2,148

Restaurant ETF	47,820	47,820	6/30/2024
	47,970	47,970	6/30/2025
	77,174	77,174	6/30/2026
Total	172,964	172,964

STAR Global Buy-Write ETF	78,833	26,516	6/30/2024
	3,755	3,755	6/30/2025
Total	82,588	30,271

Vice ETF	83,764	83,764	6/30/2024
	73,954	73,954	6/30/2025
	82,098	82,098	6/30/2026
Total	239,816	239,816

Administrator, Custodian, Fund Accountant and Transfer Agent

The Bank of New York Mellon serves as the Funds’ administrator, fund accountant, custodian, and transfer agent pursuant to a Fund Administration and Accounting Agreement, a Custody Agreement and a Transfer Agency and Service Agreement, as the case may be.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

3. Investment Advisory Agreement and Other Agreements – (continued)

Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of Creation Units (defined below) for each Fund pursuant to a distribution agreement. The Distributor does not maintain any secondary market shares. The Funds have adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. No fee is currently paid by any Fund under the Plan, and there are no current plans to impose the fee. However, in the event a Fund were to charge a Rule 12b-1 fee, over time it would increase the cost of an investment in the Fund.

4. Creation and Redemption Transactions

The Funds issue and redeem shares on a continuous basis at NAV in groups of shares called “Creation Units.” Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Only “Authorized Participants” may purchase or redeem shares directly from each Fund. An Authorized Participant is either (i) a “participating party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor with respect to creations and redemptions of Creation Units. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. Summary of Fair Value Disclosure

The FASB Accounting Standards Codification 820-10, “Fair Value Measurements and Disclosures”, defines fair value, establishes an authoritative framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosure about fair value measurements. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

●	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●	Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

5. Summary of Fair Value Disclosure – (continued)

is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For more detailed categories, see the accompanying Schedules of Investments.

6. Derivative Instruments

The Funds have adopted authoritative standards of accounting for derivative instruments which establish enhanced disclosure requirements. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations. Certain Funds use derivative instruments as part of their principal investment strategies to seek to achieve their investment objective.

At December 31, 2023, the fair values of derivative instruments were as follows:

Statements of Assets and Liabilities:

Fund	Asset Derivatives	Equity Risk
Pure US Cannabis ETF	Unrealized Appreciation on OTC Swap Contracts	$277,987

Fund	Liability Derivatives	Equity Risk
MSOS 2X Daily ETF	Unrealized Depreciation on OTC Swap Contracts	$-
STAR Global Buy-Write ETF	Options Written, at value	15,180

Transactions in derivative instruments during the period ended December 31, 2023, were as follows:

Statements of Operations:

Fund	Realized Gain (Loss)	Equity Risk
MSOS 2X Daily ETF	Swaps	$(1,902,571)
Pure US Cannabis ETF	Swaps	78,480,014
STAR Global Buy-Write ETF	Options Written	(96,632)

Fund	Change in Unrealized Gain (Loss)	Equity Risk
MSOS 2X Daily ETF	Swaps	$(44,172)
Pure US Cannabis ETF	Swaps	1,475,136
STAR Global Buy-Write ETF	Options Written	9,808

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

6. Derivative Instruments – (continued)

For the period ended December 31, 2023, the average volume of the derivatives opened by the Funds was as follows:

	MSOS 2X Daily ETF	Pure US Cannabis ETF	STAR Global Buy-Write ETF
Long Swaps Contracts	$785,266	$1,690,554	$-
Purchased Options Contracts	-	-	60,070
Written Options Contracts	-	-	29,983

7. Federal Income Tax

Each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders. FASB Accounting Standards Update No. 2009-06, “Implementation Guidance on Accounting for Uncertainty in Income Taxes and Disclosure Amendments for Nonpublic Entities” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2021 − 2023), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Trust currently has no tax-related examination in progress and is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At June 30, 2023, the approximate cost of investments, excluding short positions, and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Other Derivatives Net Unrealized Appreciation (Depreciation)
Dorsey Wright ADR ETF	$28,111,061	$3,528,481	$(713,694)	$2,814,787	$-
Dorsey Wright FSM All Cap World ETF	82,353,683	4,193,290	(218,870)	3,974,420	-
Dorsey Wright FSM US Core ETF	103,977,045	6,647,187	(524,425)	6,122,762	-
Dorsey Wright Short ETF	36,227,717	-	-	-	6,246,606
Focused Equity ETF	60,597,521	10,411,615	(929,375)	9,482,240	-
Gerber Kawasaki ETF	18,231,892	1,515,967	(1,841,465)	(325,498)	-
Hotel ETF	4,077,816	400,604	(114,084)	286,520	-
Insider Advantage ETF	38,135,108	5,190,906	(1,003,882)	4,187,024	-
MSOS 2x Daily ETF	7,010,606	-	-	-	44,172
Psychedelics ETF	15,596,454	126,002	(8,101,649)	(7,975,647)	-
Pure Cannabis ETF	178,809,485	104,073	(143,419,868)	(143,315,795)	-
Pure US Cannabis ETF	83,439,065	685,508,038	(719,901,558)	(34,393,520)	(1,680,461)
Q Dynamic Growth ETF	27,883,892	898,235	(360,505)	537,730	-
Ranger Equity Bear ETF	140,668,025	-	-	-	(10,845,253)
Restaurant ETF	2,371,320	400,659	(64,042)	336,617	-
STAR Global Buy-Write ETF	55,946,468	2,705,833	(1,898,124)	807,709	1,983
Vice ETF	9,101,647	1,029,605	(230,530)	799,075	-

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

7. Federal Income Tax – (continued)

Under current tax regulations, capital losses on securities transactions realized after October 31 (“Post-October Losses”) may be deferred and treated as occurring on the first business day of the following fiscal year. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to defer taxable ordinary income losses incurred after December 31 and treat as occurring on the first business day of the following fiscal year. Post-October losses and ordinary income losses deferred to July 1, 2023 are as follows:

Fund	Late Year Ordinary Loss Deferral	Short-Term Capital Post-October Loss	Long-Term Capital Post-October Loss
Dorsey Wright ADR ETF	$-	$-	$-
Dorsey Wright FSM All Cap World ETF	-	-	-
Dorsey Wright FSM US Core ETF	-	-	-
Dorsey Wright Short ETF	-	-	-
Focused Equity ETF	-	-	-
Gerber Kawasaki ETF	-	-	-
Hotel ETF	-	-	-
Insider Advantage ETF	-	-	-
MSOS 2x Daily ETF	254,435	-	-
Psychedelics ETF	-	-	-
Pure Cannabis ETF	-	-	-
Pure US Cannabis ETF	10,271,580	-	-
Q Dynamic Growth ETF	75,931	-	-
Ranger Equity Bear ETF	-	-	-
Restaurant ETF	-	-	-
STAR Global Buy-Write ETF	-	-	-
Vice ETF	-	-	-

The following Funds have capital loss carryforwards available to offset future realized gains of:

Fund	Short-Term No Expiration	Long-Term No Expiration	Total
Dorsey Wright ADR ETF	$55,253,681	$-	$55,253,681
Dorsey Wright FSM All Cap World ETF	20,693,876	6,165,547	26,859,423
Dorsey Wright FSM US Core ETF	3,335,983	-	3,335,983
Dorsey Wright Short ETF	94,606,727	227,559	94,834,286
Focused Equity ETF	108,026	516,741	624,767
Gerber Kawasaki ETF	5,363,136	2,599,705	7,962,841
Hotel ETF	650,703	758,076	1,408,779
Insider Advantage ETF	25,082,023	3,108,144	28,190,167
MSOS 2x Daily ETF	11,139,728	-	11,139,728
Psychedelics ETF	714,249	2,740,809	3,455,058
Pure Cannabis ETF	45,542,693	87,604,416	133,147,109
Pure US Cannabis ETF	1,006,012,439	533,506,592	1,539,519,031
Q Dynamic Growth ETF	5,244,850	134,514	5,379,364
Ranger Equity Bear ETF	382,531,805	901,364	383,433,169
Restaurant ETF	888,531	189,314	1,077,845
STAR Global Buy-Write ETF	208,178	511,666	719,844
Vice ETF	970,752	193,247	1,163,999

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

7. Federal Income Tax – (continued)

The Funds did not utilize capital loss carryforwards to offset taxable gains realized during the year ended June 30, 2023.

8. Investment Transactions

Purchases and sales of investments and securities sold short (excluding short term securities) for the year ended June 30, 2023 were as follows:

	Purchases			Sales
		U.S.			U.S.
Fund	Long Term	Government	In-Kind	Long Term	Government	In-Kind
Dorsey Wright ADR ETF	$5,706,235	$-	$-	$5,420,121	$-	$6,540,764
Dorsey Wright FSM All Cap World ETF	43,065,764	-	8,630,382	43,613,746	-	27,869,684
Dorsey Wright FSM US Core ETF	45,103,862	-	-	44,869,231	-	2,590,125
Dorsey Wright Short ETF	-	-	-	-	-	-
Focused Equity ETF	18,502,652	-	33,761,579	18,753,503	-	25,185,879
Gerber Kawasaki ETF	4,580,483	-	1,031,609	4,574,379	-	265,203
Hotel ETF	1,895,338	-	545,391	2,002,617	-	1,143,003
Insider Advantage ETF	42,176,228	-	-	42,691,121	-	1,471,657
MSOS 2x Daily ETF	-	-	-	-	-	-
Psychedelics ETF	2,867,879	-	1,202,574	2,479,553	-	-
Pure Cannabis ETF	3,139,412	-	-	3,836,813	-	856,646
Pure US Cannabis ETF	21,887,058	-	8,847,819	2,679,255	-	-
Q Dynamic Growth ETF	41,867,372	-	8,607,880	42,099,271	-	18,981,300
Ranger Equity Bear ETF	-	-	-	-	-	-
Restaurant ETF	970,726	-	98,437	1,038,516	-	-
STAR Global Buy-Write ETF	5,881,179	-	1,448,172	5,234,600	-	2,807,084
Vice ETF	5,192,897	-	-	5,233,390	-	1,310,999

9. Risks Involved with Investing in the Funds

As with any investment, an investor could lose all or part of their investment in a Fund and the Fund’s performance could trail that of other investments. A Fund may be subject to one or more principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in each Fund’s prospectus. Please refer to a Fund’s currently effective prospectus for the specific list and description of the principal risks of investing in the Fund.

Cannabis-Related Company Risk

Cannabis-related companies are subject to various laws and regulations that may differ at the state/local and federal level. These laws and regulations may (i) significantly affect a cannabis-related company’s ability to secure financing, (ii) impact the market for marijuana industry sales and services, and (iii) set limitations on marijuana use, production, transportation, and storage. Cannabis-related companies may also be required to secure permits and authorizations from government agencies to cultivate or research marijuana. In addition, cannabis-related companies are subject to the risks associated with the greater agricultural industry, including changes to or trends that affect commodity prices, labor costs, weather conditions, and laws and regulations related to environmental protection, health and safety. Cannabis-related companies may also be subject to risks associated with the biotechnology and pharmaceutical industries. These risks include increased government regulation, the use and enforcement of intellectual property rights and patents, technological change and obsolescence, product liability lawsuits, and the risk that research and development may not necessarily lead to commercially successful products.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

9. Risks Involved with Investing in the Funds – (continued)

Credit Risk

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. Each Fund and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a Fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its Statement of Assets and Liabilities. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

ETF Market Risk

In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. This difference can be reflected as a spread between the bid and ask prices quoted during the day or a premium or discount in the closing price from a Fund’s NAV.

Because a Fund’s shares trade in the secondary market, a broker may charge a commission to execute a transaction in shares and an investor may incur the cost of the spread between the price at which a dealer will buy shares (bid) and the somewhat higher price at which a dealer will sell shares (ask). In addition, not only are there a limited number of institutions that act as authorized participants, direct trading by authorized participants is critical to ensuring that a Fund’s shares trade at or close to NAV. However, market makers are not obligated to make a market in a Fund’s shares nor are authorized participants obligated to execute purchase or redemption orders for Creation Units and, in times of market stress, circumstances could develop that could cause them to refrain from these activities or reduce their role. The absence of an active market in a Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

Fund of Funds Risk

Certain Funds’ investment performance, because they are fund of funds, depends on the investment performance of the Underlying ETFs in which they invest. An investment in these Funds is subject to the risk associated with the Underlying ETFs that comprise their portfolio. The Funds will indirectly pay a proportional share of the asset-based fees, if any, of the Underlying ETFs in which they invest.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

9. Risks Involved with Investing in the Funds – (continued)

Illiquid Investments Risk

In certain circumstances, it may be difficult for a Fund to purchase and sell particular portfolio investments due to infrequent trading in such investments. The prices of such securities may experience significant volatility, make it more difficult for the Fund to transact significant amounts of such securities without an unfavorable impact on prevailing market prices, or make it difficult for the Advisor or Sub-Advisor, as applicable, to dispose of such securities at a fair price at the time the Advisor or Sub-Advisor believes it is desirable to do so. The Fund’s investments in such securities may restrict the Fund’s ability to take advantage of other market opportunities and adversely affect the value of the Fund’s portfolio holdings. Such investments also may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules.

Management Risk

The Advisor or Sub-Advisor, as applicable, continuously evaluates each Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Advisor’s or Sub-Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment. In fact, no matter how good a job the Advisor or Sub-Advisor does, you could lose money on your investment in a Fund, just as you could with other investments. If the Advisor or Sub-Advisor is incorrect in its assessment of the income, growth or price realization potential of a Fund’s holdings or incorrect in its assessment of general market or economic conditions, then the value of the Fund’s shares may decline.

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. A Fund’s investments may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions or changes in interest or currency rates, or particular countries, segments, economic sectors, industries or companies within those markets. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors. For example, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of investments. Fluctuations in the value of securities and other financial instruments in which the Fund invests will cause the NAV of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund’s investments may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

9. Risks Involved with Investing in the Funds – (continued)

Trading Risk

Shares of each Fund may trade above or below their NAV. The NAV of shares will fluctuate with changes in the market value of a Fund’s holdings. The trading prices of a Fund’s shares will fluctuate in accordance with changes in NAV, as well as market supply and demand. When the market price of a Fund’s shares deviates significantly from their NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. However, given that shares can be created and redeemed only in Creation Units at NAV, the Advisor and Sub-Advisor, as applicable, do not believe that large discounts or premiums to NAV will exist for extended periods of time. Although each Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for a Fund’s shares will develop or be maintained. In addition, trading in shares of a Fund may be halted because of market conditions or for reasons that, in the view of the Fund’s Exchange, make trading in shares inadvisable.

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred, other than those disclosed below, that require additional disclosure.

SUPPLEMENTAL INFORMATION

Quarterly Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters as an exhibit to their reports on Form N-PORT. Copies of the filings are available without charge on the SEC’s website at www.sec.gov.

Proxy Voting Information

A description of the Funds proxy voting policies and procedures, as well as a record of how the Funds voted proxies during the most recent 12-month period ended June 30, is available without charge upon request by calling 1-877-843-3831. This information is also available on the SEC’s website at www.sec.gov.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Fund’s website at www.advisorshares.com.

ADVISORSHARES TRUST

Investment Advisor	Distributor

AdvisorShares Investments, LLC	Foreside Fund Services, LLC
4800 Montgomery Lane, Suite 150	Three Canal Plaza, Suite 100
Bethesda, MD 20814	Portland, ME 04101

Sub-Advisors	Custodian/Fund Administrator/Transfer Agent

CreativeOne Wealth, LLC	The Bank of New York Mellon
6330 Sprint Parkway, Suite 400	240 Greenwich Street
Overland Park, KS 66211	New York, NY 10286

Gerber Kawasaki, Inc.	Legal Counsel
2716 Ocean Park Boulevard
Santa Monica, CA 90405	Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Ranger Alternative Management, L.P.	Washington, D.C. 20004
1845 Woodall Rodgers Freeway, Suite 1050
Dallas, TX 75201	Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding a Fund’s risks, objectives, fees and expenses, experience of management and other information.

(b)	Not applicable.

Item 2. Code of Ethics.

Not Applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not Applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not Applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not Applicable for the semi-annual reporting period.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AdvisorShares Trust

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, Chief Executive Officer
(principal executive officer)

Date	March 1, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, Chief Executive Officer
(principal executive officer)

Date	March 1, 2024

By (Signature and Title)*	/s/ Dan Ahrens
Dan Ahrens, Treasurer
(principal financial officer)

Date	March 1, 2024

*	Print the name and title of each signing officer under his or her signature.